                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-08234
                                        ---------------------------------------

                         TIFF Investment Program, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
                      West Conshohocken, PA                            19428
-------------------------------------------------------------------------------
              (Address of chief executive offices)                   (Zip code)

                              Richard J. Flannery
                     President and Chief Executive Officer
                          TIFF Advisory Services, Inc.
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428

       with a copy to:
       Stephen Bier
       Dechert LLP
       30 Rockefeller Plaza
       New York, NY 10112-2200
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    610.684.8200
                                                       ------------------------

Date of fiscal year end:   12/31/07
                           --------------------

Date of reporting period:  1/1/2007-6/30/2007
                           --------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

  (Semi-Annual Report for the period 1/1/07 through 6/30/07 is filed herewith)

SEMI-ANNUAL REPORT                                                       [LOGO]
JUNE 30, 2007 (UNAUDITED)        A Report of the TIFF INVESTMENT PROGRAM

ABOUT TIFF

The Investment Fund for Foundations (TIFF) was founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them a series of multi-manager investment vehicles plus resources aimed at enhancing fiduciaries' knowledge of investing.

TIFF MUTUAL FUNDS

TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds available primarily to foundations, endowments, other 501(c)
(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (MAF), TIFF International Equity Fund (IEF), TIFF US Equity Fund (USEF), and TIFF Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

As investment advisor to the funds, TAS has responsibility for the time-intensive task of selecting money managers and other vendors, and for MAF, TAS has responsibility for the all important task of asset allocation within the marketable investments sector.

FINANCIAL STATEMENTS

TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2007. Discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF's services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.

                                                                August 24, 2007

 CONTENTS

TIFF Multi-Asset Fund
o Fund Expenses ..........................................................    2
o Financial Highlights ...................................................    3
o Summary of Portfolio Holdings ..........................................    3

TIFF International Equity Fund
o Fund Expenses ..........................................................    4
o Financial Highlights ...................................................    5
o Summary of Portfolio Holdings ..........................................    5

TIFF US Equity Fund
o Fund Expenses ..........................................................    6
o Financial Highlights ...................................................    7
o Summary of Portfolio Holdings ..........................................    7

TIFF Short-Term Fund
o Fund Expenses ..........................................................    8
o Financial Highlights ...................................................    9
o Summary of Portfolio Holdings ..........................................    9

Schedules of Investments .................................................   10

Statements of Assets and Liabilities .....................................   34

Statements of Operations .................................................   35

Statements of Changes in Net Assets ......................................   36

Statements of Cash Flows .................................................   38

Notes to Financial Statements ............................................   39

Additional Information ...................................................   49

Approval of the Investment Advisory and Money Manager Agreements .........   50

Directors and Principal Officers .........................................   54

-------------------------------------------------------------------------------

Copyright (C) 2007 -- All rights reserved -- This report may not be reproduced or distributed without written permission from TIFF.

-------------------------------------------------------------------------------

TIFF MULTI-ASSET FUND -- FUND EXPENSES (UNAUDITED)                JUNE 30, 2007

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     INCLUDING INTEREST AND                         EXCLUDING INTEREST AND
                                       DIVIDEND EXPENSE *                             DIVIDEND EXPENSE **
--------------------------------------------------------------------------------------------------------------------
                                                           EXPENSES                                       EXPENSES
                             BEGINNING       ENDING       PAID DURING       BEGINNING       ENDING       PAID DURING
                              ACCOUNT        ACCOUNT        PERIOD           ACCOUNT        ACCOUNT        PERIOD
                               VALUE          VALUE         1/1/07-           VALUE          VALUE         1/1/07-
                              1/1/07         6/30/07        6/30/07          1/1/07         6/30/07        6/30/07
--------------------------------------------------------------------------------------------------------------------
1) Actual                     $1,000        $1,084.10        $3.51           $1,000        $1,084.10        $3.05
2) Hypothetical               $1,000        $1,021.42        $3.41           $1,000        $1,021.83        $2.96
--------------------------------------------------------------------------------------------------------------------

 * Expenses are equal to the fund's annualized expense ratio of 0.68% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding interest and dividend expense, expenses incurred by the fund were 0.59%. THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES
   ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE
   FUND'S TOTAL RETURN.
** Interest expense is interest on reverse repurchase agreements (see Note 7); dividend expense is dividends paid on securities sold short.

----------------------------------------------------------------------------------------------------------------------------------

TIFF MULTI-ASSET FUND -- FINANCIAL HIGHLIGHTS                                                                        JUNE 30, 2007

                                                           Six Months
                                                              Ended           Year         Year        Year       Year        Year
                                                             6/30/07         Ended        Ended       Ended      Ended       Ended
                                                           (unaudited)      12/31/06     12/31/05    12/31/04   12/31/03    12/31/02
For a share outstanding throughout each period
Net asset value, beginning of period                           $16.29        $14.92       $14.24     $13.19     $10.61      $11.59
                                                           -----------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                                            0.25(a)       0.36(a)      0.26(a)    0.20(a)    0.21        0.20
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                         1.10          2.03         1.38       1.67       2.57       (0.96)
                                                           -----------------------------------------------------------------------
Total from investment operations                                 1.35          2.39         1.64       1.87       2.78       (0.76)
                                                           -----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                           (0.24)        (0.49)       (0.45)     (0.28)     (0.22)      (0.24)
Net realized gains                                                 --         (0.56)       (0.53)     (0.57)        --          --
                                                           -----------------------------------------------------------------------
Total distributions                                             (0.24)        (1.05)       (0.98)     (0.85)     (0.22)      (0.24)
                                                           -----------------------------------------------------------------------
Entry/exit fee per share (a)                                     0.02          0.03         0.02       0.03       0.02        0.02
                                                           -----------------------------------------------------------------------
Net asset value, end of period                                 $17.42        $16.29      $ 14.92    $ 14.24    $ 13.19      $10.61
                                                           =======================================================================
TOTAL RETURN (b)                                                8.41%(c)     16.53%       11.73%     14.57%     26.65%
(6.33%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                           $2,065,258    $1,599,583   $1,058,133   $705,800   $422,094    $250,536
Ratio of expenses to average net assets (d)                     0.68%(e)      0.67%        0.86%      0.77%      0.75%       0.76%
Ratio of expenses to average net assets, excluding
  interest and dividend expense (d)                             0.59%(e)      0.53%        0.71%      0.72%      0.72%       0.76%
Ratio of net investment income to average net assets            2.93%(e)      2.26%        1.75%      1.45%      1.57%       1.44%
Portfolio turnover                                             30.92%(c)     61.82%       72.70%    103.35%    116.53%     128.81%
----------------------------------------------------------------------------------------------------------------------------------
(a) Calculation based on average shares outstanding.
(b) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a mem ber's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.
(c) Not annualized.
(d) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(e) Annualized.

See accompanying Notes to Financial Statements.

TIFF MULTI-ASSET FUND -- SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

                                                  AS A % OF TOTAL INVESTMENTS:

                            US Government Obligations (short-term)                    24.4
                            US  Government  Obligations (long-term)                   15.2
                            Commingled Investment Vehicles                            12.4
                            Financials                                                10.1
                            Energy                                                     7.4
                            Consumer Discretionary                                     5.1
                            Materials                                                  4.5
                            Industrials                                                4.0
                            Telecommunication Services                                 2.7
                            Healthcare                                                 2.7
                            Information Technology                                     2.7
                            Commodity Linked Investments                               2.7
                            Consumer Staples                                           2.5
                            Repurchase Agreements                                      1.6
                            Utilities                                                  0.8
                            Mortgage-Backed Securities                                 0.8
                            Asset-Backed Securities                                    0.4
                                                                                     -----
                                                                                     100.0
                                                                                     =====

-------------------------------------------------------------------------------

TIFF INTERNATIONAL EQUITY FUND -- FUND EXPENSES (UNAUDITED)       JUNE 30, 2007

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE          PERIOD*
                                    1/1/07        6/30/07      1/1/07-6/30/07
-------------------------------------------------------------------------------
1) Actual                           $1,000       $1,137.50         $4.45
2) Hypothetical                     $1,000       $1,020.63         $4.21
-------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.86% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE FUND'S TOTAL RETURN.

-----------------------------------------------------------------------------------------------------------------------------------
TIFF INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS                                                                JUNE 30, 2007

                                                           Six Months
                                                              Ended         Year        Year        Year        Year        Year
                                                             6/30/07       Ended       Ended       Ended       Ended       Ended
                                                           (unaudited)    12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
For a share outstanding throughout each period
Net asset value, beginning of period                          $17.18      $14.76      $13.30      $11.16       $8.02       $9.09
                                                            -----------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                                           0.21        0.39        0.27        0.15        0.16        0.06
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        2.14        3.77        1.67        2.31        3.13       (1.08)
                                                            -----------------------------------------------------------------------
Total from investment operations                                2.35        4.16        1.94        2.46        3.29       (1.02)
                                                            -----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                          (0.24)      (0.70)      (0.50)      (0.34)      (0.15)      (0.05)
Net realized gains                                                --       (1.06)         --          --          --          --
                                                            -----------------------------------------------------------------------
Total distributions                                            (0.24)      (1.76)      (0.50)      (0.34)      (0.15)      (0.05)
                                                            -----------------------------------------------------------------------
Entry/exit fee per share (a)                                    0.01        0.02        0.02        0.02          --(b)       --(b)
                                                            -----------------------------------------------------------------------
Net asset value, end of period                                $19.30      $17.18      $14.76      $13.30      $11.16       $8.02
                                                            =======================================================================
TOTAL RETURN (c)                                              13.75%(d)   28.74%      14.94%      22.51%      41.33%     (11.24%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                            $321,352    $295,808    $241,536    $195,207    $168,607    $123,219
Ratio of expenses to average net assets (e)                    0.86%(f)    0.67%       0.90%       1.19%       1.17%       1.38%
Ratio  of expenses to average net assets before expense
  waivers (e)                                                  0.86%(f)    0.67%       0.92%       1.21%       1.17%       1.38%
Ratio of net investment income to average net assets           2.44%(f)    2.10%       1.83%       1.18%       1.41%       0.67%
Portfolio turnover                                             6.95%(d)   15.60%      13.93%      55.17%      48.98%      48.07%
--------------------------------------------------------------------------------------------------------------------------------

(a) Calculation based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a mem ber's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(d) Not annualized.
(e) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(f) Annualized.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND -- SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

                                               AS A % OF TOTAL INVESTMENTS:

                            Financials                                                22.6
                            Consumer Discretionary                                    12.7
                            Industrials                                               12.5
                            Telecommunication Services                                 8.4
                            Materials                                                  7.7
                            Energy                                                     7.5
                            Consumer Staples                                           7.3
                            Healthcare                                                 6.2
                            Information Technology                                     4.3
                            Utilities                                                  3.5
                            Repurchase Agreements                                      3.1
                            Commingled Investment Vehicles                             2.3
                            US Government Obligations (short-term)                     1.9

                                                                                     -----
                                                                                     100.0
                                                                                     =====

-------------------------------------------------------------------------------

TIFF US EQUITY FUND -- FUND EXPENSES (UNAUDITED)                  JUNE 30, 2007

As a shareholder of a fund, you incur two types of costs: (1) transactions costs, including entry and exit fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE          PERIOD*
                                    1/1/07        6/30/07      1/1/07-6/30/07
--------------------------------------------------------------------------------
1) Actual                           $1,000       $1,084.70         $3.77
2) Hypothetical                     $1,000       $1,021.17         $3.66
--------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.73% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). THE EXPENSE RATIO DOES NOT INCLUDE THE FEES AND EXPENSES ASSOCIATED WITH INVESTMENTS MADE IN COMMINGLED INVESTMENT VEHICLES; SUCH FEES AND EXPENSES ARE REFLECTED IN THE FUND'S TOTAL RETURN.

----------------------------------------------------------------------------------------------------------------------------------

TIFF US EQUITY FUND -- FINANCIAL HIGHLIGHTS                                                                          JUNE 30, 2007

                                                           Six Months
                                                              Ended         Year        Year        Year        Year        Year
                                                             6/30/07       Ended       Ended       Ended       Ended       Ended
                                                           (unaudited)    12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
For a share outstanding throughout each period
Net asset value, beginning of period                          $14.90      $14.07      $14.49      $12.95       $9.59      $12.08
                                                            -----------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                                           0.05        0.10        0.07(a)     0.07        0.02          --(b)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        1.21        2.35        0.88        1.57        3.36       (2.49)
                                                            -----------------------------------------------------------------------
Total from investment operations                                1.26        2.45        0.95        1.64        3.38       (2.49)
                                                            -----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                          (0.04)      (0.10)      (0.17)      (0.11)      (0.02)         --
Net realized gains                                                --       (1.53)      (1.21)         --          --          --
                                                            -----------------------------------------------------------------------
Total distributions                                            (0.04)      (1.63)      (1.38)      (0.11)      (0.02)--
                                                            -----------------------------------------------------------------------
Entry/exit fee per share (c)                                      --(b)     0.01        0.01        0.01          --(b)       --(b)
                                                            -----------------------------------------------------------------------
Net asset value, end of period                                $16.12      $14.90      $14.07      $14.49      $12.95       $9.59
                                                            -----------------------------------------------------------------------
TOTAL RETURN (c)                                               8.47%(e)   17.68%       6.71%      12.75%      35.24%     (20.61%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                            $252,107    $216,369    $199,339    $229,770    $232,498    $174,477
Ratio of expenses to average net assets (f)                    0.73%(g)    0.74%       0.72%       0.73%       0.85%       1.22%
Ratio  of expenses to average net assets before expense
  waivers (f)                                                  0.73%(g)    0.74%       0.73%       0.74%       0.85%       1.22%
Ratio of net investment income to average net assets           0.54%(g)    0.63%       0.48%(a)    0.48%       0.19%          --(b)
Portfolio turnover                                            18.99%(e)   34.50%      32.85%      57.49%      60.32%      60.45%
--------------------------------------------------------------------------------------------------------------------------------

(a) Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividends , the ratio of net investment income to average net assets would have been 0.21%.
(b) Rounds to less than 0.01% or $0.01 as applicable.
(c) Calculation based on average shares outstanding.
(d) Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a mem ber's total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member. For certain periods, total return would have been lower had certain expenses not been waived.
(e) Not annualized.
(f) The expense ratio does not include the fees and expenses associated with investments made in commingled investment vehicles;
    such fees and expenses are reflected in the fund's total return.
(g) Annualized.

See accompanying Notes to Financial Statements.

  TIFF US EQUITY FUND -- SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

                                            AS A % OF TOTAL INVESTMENTS:

                            Financials                                                15.3
                            Information Technology                                    13.6
                            Consumer Discretionary                                    13.2
                            US Government Obligations (short-term)                    12.6
                            Healthcare                                                11.6
                            Industrials                                                7.4
                            Energy                                                     6.2
                            Commingled Investment Vehicles                             5.9
                            Repurchase Agreements                                      3.5
                            Consumer Staples                                           3.2
                            Materials                                                  3.0
                            Utilities                                                  2.6
                            Telecommunication Services                                 1.9
                                                                                     -----
                                                                                     100.0
                                                                                     =====

-------------------------------------------------------------------------------
TIFF SHORT-TERM FUND -- FUND EXPENSES (UNAUDITED)                 JUNE 30, 2007

As a shareholder of a fund, you incur two types of costs: (1) transactions costs and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                   BEGINNING       ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                     VALUE         VALUE          PERIOD*
                                    1/1/07        6/30/07      1/1/07-6/30/07
-------------------------------------------------------------------------------
1) Actual                           $1,000       $1,024.60         $1.05
2) Hypothetical                     $1,000       $1,023.75         $1.05
-------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio of 0.21% (calculated over a six-month period, which may differ from the fund's actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

----------------------------------------------------------------------------------------------------------------------------------

TIFF SHORT-TERM FUND -- FINANCIAL HIGHLIGHTS                                                                         JUNE 30, 2007
                                                             Six Months
                                                                Ended         Year        Year        Year        Year      Year
                                                               6/30/07       Ended       Ended       Ended       Ended     Ended
                                                             (unaudited)    12/31/06    12/31/05    12/31/04    12/31/03  12/31/02
For a share outstanding throughout each period
Net asset value, beginning of period                             $9.74       $9.76       $9.79       $9.83       $9.97      $10.02
                                                              ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             0.23        0.47        0.31        0.12        0.16        0.24
Net realized and unrealized gain (loss) on investments            0.01       (0.02)      (0.03)      (0.03)      (0.07)      (0.03)
                                                              ---------------------------------------------------------------------
Total from investment operations                                  0.24        0.45        0.28        0.09        0.09        0.21
                                                              ---------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                            (0.23)      (0.47)      (0.31)      (0.13)      (0.23)      (0.24)
Return of capital                                                   --          --          --          --          --       (0.02)
                                                              ---------------------------------------------------------------------
Total distributions                                              (0.23)      (0.47)      (0.31)      (0.13)      (0.23)      (0.26)
                                                              ---------------------------------------------------------------------
Net asset value, end of period                                   $9.75       $9.74       $9.76       $9.79       $9.83       $9.97
                                                              =====================================================================
TOTAL RETURN (a)                                                 2.46%(b)    4.72%       2.93%       0.92%       0.88%        2.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000s)                              $130,062     $99,244    $116,943     $91,073    $128,660    $171,209
Ratio of expenses to average net assets                          0.21%(c)    0.19%       0.21%       0.31%       0.35%        0.35%
Ratio of expenses to average net assets before expense
  waivers                                                        0.21%(c)    0.19%       0.21%       0.36%       0.39%        0.38%
Ratio of net investment income to average net assets             4.84%(c)    4.64%       3.12%       1.19%       1.76%        2.30%
Portfolio turnover                                                  --(d)       --(d)       --(d)       --(d)  288.22%       87.15%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment. For certain periods, total return would have been lower had certain expenses not been waived.
(b) Not annualized.
(c) Annualized.
(d) Due to change in investment policies the fund no longer purchases or sells securities with greater than one year to matu rity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not constitute portfolio turnover.

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND -- SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

                                            AS A % OF TOTAL INVESTMENTS:

                            US Government Obligations (short-term)                    99.2
                            Time Deposits                                              0.8
                                                                                     -----
                                                                                     100.0
                                                                                     =====

TIFF MULTI-ASSET FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)                                            JUNE 30, 2007

                                                                                  NUMBER
                                                                                 OF SHARES             VALUE
COMMON STOCKS -- 38.1%

US COMMON STOCKS -- 15.8%

AEROSPACE AND DEFENSE -- 0.2%
Boeing Co.                                                                            2,500         $      240,401
Honeywell International, Inc.                                                        14,800                832,944
Lockheed Martin Corp.                                                                 7,400                696,562
Northrop Grumman Corp.                                                                8,200                638,534
Precision Castparts Corp.                                                             3,500                424,760
Raytheon Co.                                                                         22,300              1,201,747
                                                                                                    --------------
                                                                                                         4,034,948
                                                                                                    --------------
AIRLINES -- 0.2%
AMR Corp. (a)                                                                        80,600              2,123,810
Northwest Airlines Corp. -  BSE Shares (a)                                           40,000                888,000
Northwest Airlines Corp. -  NYSE Shares (a)                                          37,300                     93
US Airways Group, Inc. (a)                                                           20,500                620,535
                                                                                                    --------------
                                                                                                         3,632,438
                                                                                                    --------------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc. (a)                                                     106,700                965,635
Harley-Davidson, Inc.                                                                 3,500                208,635
                                                                                                    --------------
                                                                                                         1,174,270
                                                                                                    --------------
BEVERAGES -- 0.0%
Coca-Cola Co. (The)                                                                   4,400                230,164
PepsiCo, Inc.                                                                         8,200                531,770
                                                                                                    --------------
                                                                                                           761,934
                                                                                                    --------------
BIOTECHNOLOGY -- 0.0%
Gilead Sciences, Inc. (a)                                                            10,600                410,962
                                                                                                    --------------
CAPITAL MARKETS -- 0.3%
Ameriprise Financial, Inc.                                                            4,440                282,251
Franklin Resources, Inc.                                                              1,800                238,446
Goldman Sachs Group, Inc.                                                             4,900              1,062,075
Lehman Brothers Holdings, Inc.                                                        4,800                357,696
Mellon Financial Corp.                                                               49,800              2,191,200
Merrill Lynch & Co., Inc.                                                            10,700                894,306
Morgan Stanley                                                                       12,600              1,056,888
                                                                                                    --------------
                                                                                                         6,082,862
                                                                                                    --------------
CHEMICALS -- 0.1%
Dow Chemical Co. (The)                                                                9,100                402,402
Scotts Miracle-Gro Co. (The)                                                         50,200              2,155,588
                                                                                                    --------------
                                                                                                         2,557,990
                                                                                                    --------------
COMMERCIAL BANKS -- 0.2%
Comerica, Inc.                                                                        8,200                487,654
Wachovia Corp.                                                                       76,000              3,895,000
Wells Fargo & Co.                                                                     9,500                334,115
                                                                                                    --------------
                                                                                                         4,716,769
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Learning Tree International, Inc. (a)                                                 3,900                 51,090
Pitney Bowes, Inc.                                                                   61,400              2,874,748
Viad Corp.                                                                           50,500              2,129,585
Watson Wyatt Worldwide, Inc.                                                         37,300              1,882,904
                                                                                                    --------------
                                                                                                         6,938,327
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. (a)                                                              40,500              1,127,925
                                                                                                    --------------

COMPUTERS & PERIPHERALS -- 0.4%
Dell, Inc. (a)                                                                       49,200              1,404,660
EMC Corp. (a)                                                                        14,800                267,880
Hewlett-Packard Co.                                                                  92,900              4,145,198
International Business Machines (IBM)                                                 8,000                842,000
Sun Microsystems, Inc. (a)                                                          478,400              2,516,384
                                                                                                    --------------
                                                                                                         9,176,122
                                                                                                    --------------
CONSUMER FINANCE -- 0.1%
American Express Co.                                                                 25,900              1,584,562
                                                                                                    --------------

CONTAINERS AND PACKAGING -- 0.1%
Smurfit-Stone Container Corp. (a)                                                   100,100              1,332,331
                                                                                                    --------------

DISTRIBUTORS -- 0.2%
Genuine Parts Co.                                                                    66,800              3,313,280
                                                                                                    --------------

DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Bank of America Corp.                                                                88,200              4,312,098
CIT Group, Inc.                                                                       6,700                367,361
Citigroup, Inc.                                                                     108,900              5,585,481
JPMorgan Chase & Co.                                                                 27,500              1,332,375
Moody's Corp.                                                                        42,100              2,618,620
                                                                                                    --------------
                                                                                                        14,215,935
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
AT&T, Inc.                                                                           25,837              1,072,235
Cincinnati Bell, Inc. (a)                                                           195,200              1,128,256
Embarq Corp.                                                                          5,179                328,193
Level 3 Communications, Inc. (a)                                                    179,000              1,047,150
Verizon Communications, Inc.                                                        122,100              5,026,857
Windstream Corp.                                                                     36,187                534,120
                                                                                                    --------------
                                                                                                         9,136,811
                                                                                                    --------------
ELECTRIC UTILITIES -- 0.1%
American Electric Power Co., Inc.                                                     4,600                207,184
Edison International                                                                  9,600                538,752
FirstEnergy Corp.                                                                     9,900                640,827
                                                                                                    --------------
                                                                                                         1,386,763
                                                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.1%
Superior Essex, Inc. (a)                                                             65,200              2,435,220
                                                                                                    --------------

ENERGY EQUIPMENT & SERVICES -- 0.4%
Baker Hughes, Inc.                                                                   43,400              3,651,242
GlobalSantaFe Corp.                                                                  28,175              2,035,644
Halliburton Co.                                                                      65,500              2,259,750
                                                                                                    --------------
                                                                                                         7,946,636
                                                                                                    --------------
FOOD & STAPLES RETAILING -- 0.5%
Costco Wholesale Corp.                                                              114,900              6,723,948
Kroger Co. (The)                                                                     78,200              2,199,766
Safeway, Inc.                                                                        16,800                571,704
                                                                                                    --------------
                                                                                                         9,495,418
                                                                                                    --------------
FOOD PRODUCTS -- 0.4%
ConAgra Foods, Inc.                                                                 141,800              3,808,748
General Mills, Inc.                                                                  10,500                613,410
H.J. Heinz Co.                                                                       65,000              3,085,550
Kraft Foods, Inc., Class A                                                           19,647                692,557
                                                                                                    --------------
                                                                                                         8,200,265
                                                                                                    --------------
GAS UTILITIES -- 0.1%
Equitable Resources, Inc.                                                            26,500              1,313,340
                                                                                                    --------------

HEALTHCARE PROVIDERS & SERVICES -- 0.5%
Aetna, Inc.                                                                          14,000                691,600
AmerisourceBergen Corp.                                                               9,100                450,177
Cardinal Health, Inc.                                                                 8,800                621,632
CIGNA Corp.                                                                          11,700                610,974
Express Scripts, Inc. (a)                                                             5,800                290,058
McKesson Corp.                                                                       10,100                602,364
Medco Health Solutions, Inc. (a)                                                      5,200                405,548
Sunrise Senior Living, Inc. (a)                                                     122,500              4,898,775
Wellpoint, Inc. (a)                                                                   9,600                766,368
                                                                                                    --------------
                                                                                                         9,337,496
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
McDonald's Corp.                                                                      7,200                365,472
Yum! Brands, Inc.                                                                    18,800                615,136
                                                                                                    --------------
                                                                                                           980,608
                                                                                                    --------------
HOUSEHOLD DURABLES -- 0.1%
American Greetings Corp., Class A                                                    85,600              2,425,048
                                                                                                    --------------

HOUSEHOLD PRODUCTS -- 0.0%
Kimberly-Clark Corp.                                                                  7,900                528,431
Procter & Gamble Co.                                                                  7,100                434,449
                                                                                                    --------------
                                                                                                           962,880
                                                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
Constellation Energy Group, Inc.                                                      2,500                217,925
                                                                                                    --------------

INDUSTRIAL CONGLOMERATES -- 0.4%
3M Co.                                                                               32,700              2,838,033
General Electric Co.                                                                155,800              5,964,024
                                                                                                    --------------
                                                                                                         8,802,057
                                                                                                    --------------
INSURANCE -- 0.4%
Allstate Corp. (The)                                                                 12,000                738,120
Berkshire Hathaway, Inc., Class B (a)                                                 1,171              4,221,455
Chubb Corp.                                                                           3,800                205,732
Loews Corp.                                                                          11,500                586,270
MBIA, Inc.                                                                           18,900              1,175,958
Mercury General Corp.                                                                22,500              1,239,975
Principal Financial Group                                                             4,700                273,963
Travelers Companies, Inc. (The)                                                      11,900                636,650
                                                                                                    --------------
                                                                                                         9,078,123
                                                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)                                                                 22,200              1,518,702
Blue Nile, Inc. (a)                                                                  28,200              1,703,280
Liberty Media Holding Corp., Interactive Series A (Tracking Stock) (a)(b)            43,050                961,306
Priceline.com, Inc. (a)                                                              28,000              1,924,720
                                                                                                    --------------
                                                                                                         6,108,008
                                                                                                    --------------
IT SERVICES -- 0.2%
Automatic Data Processing, Inc.                                                       7,000                339,290
Computer Sciences Corp. (a)                                                           1,600                 94,640
DST Systems, Inc. (a)                                                                15,900              1,259,439
Fiserv, Inc. (a)                                                                      8,800                499,840
Forrester Research, Inc. (a)                                                          7,400                208,162
Gartner Group, Inc., Class A (a)                                                    108,200              2,660,638
                                                                                                    --------------
                                                                                                         5,062,009
                                                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.0%
Mattel, Inc.                                                                            700                 17,703
                                                                                                    --------------

MACHINERY -- 0.1%
Caterpillar, Inc.                                                                     7,200                563,760
Eaton Corp.                                                                           2,600                241,800
Ingersoll-Rand Co. Ltd.                                                              11,000                603,020
Parker-Hannifin Corp.                                                                 6,000                587,460
                                                                                                    --------------
                                                                                                         1,996,040
                                                                                                    --------------
MEDIA -- 1.5%
Cablevision Systems Corp. (a)                                                       245,000              8,866,550
CBS Corp., Class A                                                                   17,300                576,609
CBS Corp., Class B                                                                  110,200              3,671,864
Clear Channel Communications, Inc.                                                   99,700              3,770,654
DIRECTV Group, Inc. (The) (a)                                                        23,900                552,329
Discovery Holding Co., Class A (a)                                                   58,000              1,333,420
EchoStar Communications Corp., Class A (a)                                           10,900                472,733
Liberty Global, Inc., Class A (a)                                                    92,967              3,815,366
Liberty Global, Inc., Class C (a)                                                    81,167              3,189,863
Liberty  Media  Holding  Corp.,  Capital Series A (Tracking Stock) (a)(b)             8,750              1,029,700
Live Nation, Inc. (a)                                                                 2,750                 61,545
McGraw-Hill Companies, Inc. (The)                                                     9,700                660,376
Primedia, Inc. (a)                                                                  418,300              1,192,155
Sun-Times Media Group, Inc.                                                          62,315                327,154
Time Warner, Inc.                                                                    42,900                902,616
                                                                                                    --------------
                                                                                                        30,422,934
                                                                                                    --------------
METALS AND MINING -- 0.6%
Alcoa, Inc.                                                                         160,300              6,496,959
Freeport-McMoRan Copper & Gold, Inc.                                                 34,700              2,873,854
Newmont Mining Corp.                                                                 49,300              1,925,658
Nucor Corp.                                                                           9,800                574,770
Southern Copper Corp.                                                                 3,500                329,910
                                                                                                    --------------
                                                                                                        12,201,151
                                                                                                    --------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a)                                                             33,700                441,807
JC Penney Co., Inc.                                                                   6,400                463,232
Kohl's Corp. (a)                                                                      9,000                639,270
Nordstrom, Inc.                                                                       4,600                235,152
                                                                                                    --------------
                                                                                                         1,779,461
                                                                                                    --------------
MULTI-UTILITIES -- 0.0%
Public Service Enterprise Group, Inc.                                                 1,700                149,226
                                                                                                    --------------

OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (a)                                                                     177,700              3,283,896
                                                                                                    --------------

OIL, GAS & CONSUMABLE FUELS -- 2.5%
Chevron Corp.                                                                        79,100              6,663,384
ConocoPhillips                                                                       48,624              3,816,984
Consol Energy, Inc.                                                                  70,400              3,246,144
Denbury Resources, Inc. (a)                                                          44,600              1,672,500
Devon Energy Corp.                                                                   18,400              1,440,536
EOG Resources, Inc.                                                                  76,600              5,596,396
Exxon Mobil Corp.                                                                   107,460              9,013,745
Marathon Oil Corp.                                                                   14,000                839,440
Newfield Exploration Co. (a)                                                         46,600              2,122,630
Noble Energy, Inc.                                                                   27,700              1,728,203
Peabody Energy Corp.                                                                 50,400              2,438,352
Ultra Petroleum Corp. (a)                                                            29,500              1,629,580
Valero Energy Corp.                                                                 106,000              7,829,160
XTO Energy, Inc.                                                                     70,766              4,253,037
                                                                                                    --------------
                                                                                                        52,290,091
                                                                                                    --------------
PAPER & FOREST PRODUCTS -- 0.1%
Bowater, Inc.                                                                        54,300              1,354,785
                                                                                                    --------------

PERSONAL PRODUCTS -- 0.0%
Estee Lauder Companies, Inc. (The), Class A                                           9,100                414,141
                                                                                                    --------------

PHARMACEUTICALS -- 0.8%
Bristol-Myers Squibb Co.                                                             42,400              1,338,144
Forest Laboratories, Inc. (a)                                                         7,000                319,550
Johnson & Johnson                                                                    15,400                948,948
Merck & Co., Inc.                                                                    59,800              2,978,040
Pfizer, Inc.                                                                        181,900              4,651,183
Schering-Plough Corp.                                                                52,400              1,595,056
Wyeth                                                                                86,900              4,982,846
                                                                                                    --------------
                                                                                                        16,813,767
                                                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.5%
Alexandria Real Estate Equities, Inc.                                                20,000              1,936,400
Cogdell Spencer, Inc.                                                                35,800                737,122
DCT Industrial Trust, Inc.                                                           34,900                375,524
Digital Realty Trust, Inc.                                                           47,300              1,782,264
Douglas Emmett, Inc.                                                                 42,100              1,041,554
Essex Property Trust, Inc.                                                            7,900                918,770
Potlatch Corp.                                                                       20,600                886,830
Public Storage, Inc.                                                                 42,700              3,280,214
Rayonier, Inc.                                                                       42,500              1,918,450
Simon Property Group, Inc.                                                           33,300              3,098,232
SL Green Realty Corp.                                                                45,900              5,686,551
Ventas, Inc.                                                                         99,400              3,603,250
Vornado Realty Trust                                                                 45,300              4,975,752
                                                                                                    --------------
                                                                                                        30,240,913
                                                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Forest City Enterprises, Inc., Class A                                               21,700              1,334,116
                                                                                                    --------------

ROAD & RAIL -- 0.2%
Kansas City Southern (a)                                                             74,800              2,807,992
Norfolk Southern Corp.                                                                6,700                352,219
Union Pacific Corp.                                                                   4,000                460,600
                                                                                                    --------------
                                                                                                         3,620,811
                                                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Applied Materials, Inc.                                                              32,900                653,723
LSI Corp. (a)                                                                       226,472              1,700,805
Texas Instruments, Inc.                                                              13,200                496,716
                                                                                                    --------------
                                                                                                         2,851,244
                                                                                                    --------------
SOFTWARE -- 0.5%
Intuit, Inc. (a)                                                                     11,000                330,880
Microsoft Corp.                                                                     261,400              7,703,458
Oracle Corp. (a)                                                                    134,500              2,650,995
Symantec Corp. (a)                                                                   18,300                369,660
                                                                                                    --------------
                                                                                                        11,054,993
                                                                                                    --------------
SPECIALTY RETAIL -- 0.0%
Blockbuster, Inc., Class B (a)                                                      157,500                615,825
                                                                                                    --------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Coach, Inc. (a)                                                                      13,100                620,809
Hanes Brands, Inc. (a)                                                               19,500                527,085
Nike, Inc., Class B                                                                  11,600                676,164
                                                                                                    --------------
                                                                                                         1,824,058
                                                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Financial Corp.                                                          14,500                527,075
MGIC Investment Corp.                                                                11,600                659,576
Washington Mutual, Inc.                                                              17,800                758,992
                                                                                                    --------------
                                                                                                         1,945,643
                                                                                                    --------------
TOBACCO -- 0.1%
Altria Group, Inc.                                                                   29,800              2,090,172
Reynolds American, Inc.                                                               3,600                234,720
                                                                                                    --------------
                                                                                                         2,324,892
                                                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
American Tower Corp., Class A (a)                                                    47,500              1,995,000
NII Holdings, Inc., Class B (a)                                                      20,400              1,647,096
SBA Communications Corp., Class A (a)                                                64,100              2,153,119
Sprint Nextel Corp.                                                                  28,800                596,448
                                                                                                    --------------
                                                                                                         6,391,663
                                                                                                    --------------
Total US Common Stocks
  (Cost $263,493,898)                                                                                  326,876,615
                                                                                                    --------------

FOREIGN COMMON STOCKS -- 22.4%

AUSTRALIA -- 1.0%
Alumina Ltd.                                                                        394,454              2,613,180
Amcor Ltd.                                                                          349,771              2,210,214
Australia and New Zealand Banking Group Ltd.                                         52,857              1,295,924
Caltex Australia Ltd.                                                                22,300                447,282
Foster's Group Ltd.                                                                 308,892              1,670,054
Iluka Resources Ltd.                                                                 29,422                153,093
National Australia Bank Ltd.                                                        131,961              4,577,537
Rinker Group Ltd.                                                                    31,900                509,394
Santos Ltd.                                                                         101,488              1,198,461
Telstra Corp. Ltd.                                                                  965,304              3,748,389
Westfield Group                                                                     151,500              2,553,611
                                                                                                    --------------
                                                                                                        20,977,139
                                                                                                    --------------
BELGIUM -- 0.1%
Fortis                                                                               59,000              2,499,574
                                                                                                    --------------

BERMUDA -- 0.1%
Lazard Ltd., Class A                                                                 19,700                887,091
Pacific Century Premium Developments Ltd.                                           997,800                325,435
                                                                                                    --------------
                                                                                                         1,212,526
                                                                                                    --------------
BRAZIL -- 0.7%
Cia Vale do Rio Doce - ADR                                                           18,086                805,731
Cia Vale do Rio Doce - SPADR                                                        236,200              8,904,740
CPFL Energia SA                                                                      48,000                964,479
Petroleo Brasileiro SA - ADR                                                         27,700              3,359,179
                                                                                                    --------------
                                                                                                        14,034,129
                                                                                                    --------------
CaNADA -- 3.6%
Abitibi-Consolidated, Inc. (a)                                                      137,600                401,724
Ace Aviation Holdings, Inc., Class A (a)                                             34,500                869,908
Aeroplane Income Fund Registered, Class D (c)(d)                                     20,305                404,670
Alcan, Inc. - NYSE Shares                                                             7,000                569,100
Alcan, Inc. - TSE Shares                                                             32,200              2,626,782
Barrick Gold Corp.                                                                   43,116              1,253,382
BCE, Inc.                                                                            28,272              1,070,634
Bell Aliant Regional Communications Income Fund (c)(d)                                1,558                 45,851
Boardwalk Real Estate Investment Trust - REIT                                       166,100              7,585,792
Bombardier, Inc., Class B (a)                                                       863,400              5,187,289
BPO Properties Ltd.                                                                  10,600                691,674
Brookfield Asset Management, Inc., Class A                                           14,850                592,515
Cameco Corp.                                                                        123,700              6,276,538
Canadian Natural Resources Ltd.                                                     127,700              8,484,962
Dundee - REIT                                                                        37,966              1,639,461
EnCana Corp.                                                                        113,100              6,956,406
Fraser Papers, Inc. (a)                                                              39,400                225,618
Imperial Oil Ltd.                                                                    74,100              3,449,537
IPC US Real Estate Investment Trust - REIT                                          104,300              1,198,434
Jazz Air Income Fund (c)(d)                                                           8,875                 68,234
Nortel Networks Corp. (a)                                                            61,590              1,484,751
Onex Corp.                                                                           13,500                466,369
Petro-Canada - NYSE Shares                                                            4,200                223,272
Petro-Canada - TSE Shares                                                            40,942              2,181,139
Research In Motion Ltd. (a)                                                           2,000                399,980
Rogers Communications, Inc., Class B - NYSE Shares                                    9,000                382,410
Rogers Communications, Inc., Class B - TSE Shares                                   147,900              6,306,142
Suncor Energy, Inc.                                                                  47,484              4,277,460
Talisman Energy, Inc.                                                               271,400              5,248,383
Western Oil Sands, Inc., Class A (a)                                                 91,187              3,038,853
                                                                                                    --------------
                                                                                                        73,607,270
                                                                                                    --------------
CaYMAN ISLANDS -- 0.1%
Greentown China Holdings Ltd.                                                       655,600              1,428,781
                                                                                                    --------------

CHINA -- 0.2%
Aluminum Corp. of China Ltd. - ADR                                                   76,300              3,258,010
Tsingtao Brewery Co. Ltd.                                                           318,000                770,826
                                                                                                    --------------
                                                                                                         4,028,836
                                                                                                    --------------
DENMARK -- 0.2%
Coloplast A/S, Class B                                                                7,100                575,866
GN Store Nord A/S (GN Great Nordic) (a)                                              38,900                457,743
Vestas Wind Systems A/S (a)                                                          18,133              1,187,668
William Demant Holding (a)                                                           12,500              1,233,642
                                                                                                    --------------
                                                                                                         3,454,919
                                                                                                    --------------
FINLAND -- 0.3%
Metso Oyj                                                                            26,130              1,534,487
Sampo Oyj, Class A                                                                   47,900              1,376,988
Tietoenator Oyj                                                                      14,400                464,025
UPM-Kymmene Oyj                                                                      69,968              1,727,059
Wartsila Oyj Corp., Class B                                                           3,080                202,439
                                                                                                    --------------
                                                                                                         5,304,998
                                                                                                    --------------
FRANCE -- 1.3%
Alcatel Lucent - SPADR                                                              117,776              1,648,864
Atos Origin SA (a)                                                                    5,100                318,359
AXA SA                                                                               26,900              1,154,298
BNP Paribas                                                                          10,370              1,235,413
Carrefour SA                                                                         46,776              3,281,012
Compagnie de Saint-Gobain                                                             3,840                429,788
France Telecom SA                                                                    37,825              1,038,737
Groupe Danone                                                                        11,600                936,235
Lagardere S.C.A                                                                       2,220                192,925
Renault SA                                                                           14,307              2,293,750
SA des Ciments Vicat                                                                  1,390                172,751
Sanofi-Aventis                                                                       10,404                840,110
SCOR                                                                                 22,592                613,209
Societe Generale, Class A                                                            11,903              2,199,530
Suez SA, Strip VVPR (a)(c)                                                           10,248                    139
Thales SA                                                                            16,100                982,850
Total SA                                                                             60,547              4,914,996
Total SA - SPADR                                                                     64,800              5,247,504
                                                                                                    --------------
                                                                                                        27,500,470
                                                                                                    --------------
GERMANY -- 0.9%
BASF AG                                                                              10,600              1,391,832
Bayer AG                                                                             40,776              3,089,078
Bayerische Motoren Werke AG                                                          11,500                746,099
Colonia Real Estate AG (a)                                                           38,673              1,629,771
DaimlerChrysler AG                                                                   14,700              1,357,253
Deutsche Post AG                                                                     16,200                526,350
Deutsche Telekom AG                                                                  92,308              1,707,384
E.ON AG                                                                               7,300              1,226,616
Franconofurt AG                                                                       2,300                 38,886
Fraport AG                                                                           15,200              1,083,071
Fresenius Medical Care AG & Co.                                                      31,500              1,453,949
RWE AG                                                                               26,928              2,875,319
Vivacon AG                                                                           56,000              2,263,681
                                                                                                    --------------
                                                                                                        19,389,289
                                                                                                    --------------
HONG KONG -- 0.8%
Asia Satellite Telecommunications Holdings Ltd.                                      31,000                 63,812
China Mobile Ltd.                                                                    93,500              1,007,384
First Pacific Co.                                                                 1,762,000              1,276,306
Henderson Land Development Co.                                                      246,000              1,675,663
Hong Kong & Shanghai Hotels Ltd. (The)                                              613,892              1,085,148
Hong Kong Aircraft Engineering Co. Ltd.                                              80,400              1,224,130
Hong Kong Electric Holdings Ltd.                                                    276,700              1,396,115
i-CABLE Communications Ltd.                                                       1,071,000                227,665
New World Development Ltd.                                                        2,028,049              5,074,605
Next Media Ltd.                                                                     838,000                286,184
Silver Grant International Ltd.                                                     372,000                103,874
SmarTone Telecommunications Holdings Ltd.                                           534,000                618,414
Television Broadcasts Ltd.                                                          226,000              1,589,788
Wheelock & Co. Ltd.                                                                 384,000                989,627
Wheelock Properties Ltd.                                                            285,000                336,595
                                                                                                    --------------
                                                                                                        16,955,310
                                                                                                    --------------
INDONESIA -- 0.2%
Bank Pan Indonesia Tbk PT (a)                                                    13,748,708                972,545
Gudang Garam Tbk PT                                                                 230,000                282,932
Indofood Sukses Makmur Tbk PT                                                     2,307,000                516,493
Matahari Putra Prima Tbk PT                                                       4,034,800                361,878
Semen Gresik Persero Tbk PT                                                         235,000              1,345,601
                                                                                                    --------------
                                                                                                         3,479,449
                                                                                                    --------------
IRELAND -- 0.1%
Blackrock International Land plc (a)                                                 96,100                 63,340
Fyffes plc                                                                           93,400                110,945
Independent News & Media plc                                                        214,400              1,078,749
Total Produce plc (a)                                                                98,400                102,576
                                                                                                    --------------
                                                                                                         1,355,610
                                                                                                    --------------
ISLE OF MAN -- 0.0%
Unitech Corporate Parks plc (a)                                                     174,600                318,267
                                                                                                    --------------

ISRAEL -- 0.0%
Bank Hapoalim B.M                                                                   136,383                666,642
                                                                                                    --------------

ITALY -- 0.6%
Banca Popolare Italiana (a)                                                          37,672                576,740
Fiat SpA                                                                             62,100              1,847,348
Intesa Sanpaolo                                                                     396,669              2,942,482
Luxottica Group SpA - SPADR                                                          32,900              1,271,256
Natuzzi SpA - SPADR (a)                                                               4,400                 34,980
Risanamento SpA (a)                                                                  85,500                628,353
Saipem SpA                                                                           50,900              1,739,080
Seat Pagine Gaille                                                                  946,490                565,753
UniCredito Italiano SpA                                                             388,733              3,458,360
                                                                                                    --------------
                                                                                                        13,064,352
                                                                                                    --------------
JAPAN -- 2.0%
Ajinomoto Co., Inc.                                                                  37,000                426,694
Alfresa Holdings Corp.                                                                6,000                418,383
Astellas Pharma, Inc.                                                                47,400              2,062,011
Bank of Yokohama Ltd. (The)                                                          41,000                286,898
Bridgestone Corp.                                                                    26,500                568,230
Canon, Inc.                                                                          42,000              2,464,706
Chiba Bank Ltd. (The)                                                                28,000                248,511
Dai Nippon Printing Co. Ltd.                                                         27,000                402,931
Daifuku Co. Ltd.                                                                      7,500                103,221
East Japan Railway Co.                                                                  136              1,046,493
Ebara Corp.                                                                          31,000                142,313
FamilyMart Co. Ltd.                                                                  21,600                569,245
FUJIFILM Holdings Corp.                                                              21,000                939,163
Fujitsu Frontech Ltd.                                                                 4,600                 40,218
Fukuoka Financial Group, Inc. (a)                                                    62,000                408,995
Hitachi Ltd.                                                                         66,000                466,694
Isetan Co. Ltd.                                                                       9,400                154,236
JS Group Corp.                                                                       23,000                465,645
K.K. DaVinci Advisors (a)                                                               560                488,946
Kao Corp.                                                                            38,000                984,101
Kawasaki Heavy Industries Ltd.                                                      120,000                489,341
KDDI Corp.                                                                               79                585,326
Kinden Corp.                                                                         23,000                199,539
Kirin Brewery Co. Ltd.                                                               48,000                718,669
Marui Co. Ltd.                                                                       32,600                411,709
Matsushita Electric Industrial                                                        8,000                158,588
Matsushita Electric Works Ltd.                                                       58,114                741,744
Millea Holdings, Inc.                                                                18,600                763,322
Mitsubishi Corp.                                                                     33,900                885,836
Mitsubishi UFJ Financial Group, Inc.                                                     52                573,083
Mitsui Fudosan Co. Ltd.                                                              16,700                468,639
Mizuho Financial Group, Inc.                                                             82                566,192
Namco Bandai Holdings, Inc.                                                          33,050                522,093
NEC Corp.                                                                            73,000                377,880
Nintendo Co. Ltd.                                                                     1,600                584,354
Nippon Meat Packers, Inc.                                                            31,000                374,993
Nippon Mining Holdings, Inc.                                                          3,000                 28,691
Nippon Oil Corp.                                                                     49,000                454,700
Nippon Suisan Kaisha Ltd.                                                            60,000                383,703
Nisshinbo Industries, Inc.                                                            9,000                125,553
Nitto Denko Corp.                                                                     1,900                 95,984
Noritake Co. Ltd.                                                                    10,000                 46,424
NTT Corp.                                                                               561              2,485,945
NTT DoCoMo, Inc.                                                                        307                485,543
Ohbayashi Corp.                                                                      22,000                119,965
Onward Kashiyama Co. Ltd.                                                            26,000                330,918
Promise Co. Ltd.                                                                      1,350                 41,642
Ricoh Co. Ltd.                                                                       20,000                461,578
Rohm Co. Ltd.                                                                           400                 35,574
Ryosan Co. Ltd.                                                                       3,000                 74,049
Sankyo Co. Ltd.                                                                       3,000                126,364
Secom Co. Ltd.                                                                       15,000                706,518
Sekisui House Ltd.                                                                   41,000                545,979
Seven & I Holdings Co. Ltd.                                                          18,980                541,650
Shimizu Corp.                                                                        44,000                254,475
Shiseido Co. Ltd.                                                                    15,000                320,216
Sompo Japan Insurance, Inc.                                                          37,000                453,089
Sony Corp.                                                                           14,200                729,676
Sumitomo Electric Industries Ltd.                                                    32,000                475,503
Sumitomo Forestry Co. Ltd.                                                           38,000                367,125
Sumitomo Metal Mining Co. Ltd.                                                       22,000                475,292
Sumitomo Mitsui Financial Group, Inc.                                                   104                969,188
Sumitomo Trust & Banking Co. Ltd.                                                    54,000                511,775
Taiyo Nippon Sanso Corp.                                                             52,000                401,349
Takeda Pharmaceutical Co. Ltd.                                                       35,600              2,297,531
Tanabe Seiyaku Co. Ltd.                                                              32,000                380,763
TDK Corp.                                                                             6,700                647,586
Tokyo Electric Power Co. Inc. (The)                                                  13,400                430,689
Tokyo Gas Co. Ltd.                                                                  188,000                890,778
Tokyo Ohka Kogyo Co. Ltd.                                                             9,000                201,584
Toppan Forms Co. Ltd.                                                                21,200                255,551
Toyo Seikan Kaisha Ltd.                                                              14,000                270,403
Toyota Motor Corp.                                                                    6,700                422,460
West Japan Railway Co.                                                                  439              2,045,222
Yamaha Motor Co. Ltd.                                                                 3,000                 86,847
Yamatake Corp.                                                                       10,000                305,342
Yamato Holdings Co. Ltd.                                                             34,000                480,305
                                                                                                    --------------
                                                                                                        41,872,471
                                                                                                    --------------
LUXEMBOURG -- 0.1%
Orco Property Group                                                                  10,800              1,702,683
                                                                                                    --------------

MALAYSIA -- 0.3%
British American Tobacco Malaysia Berhad                                             36,800                479,477
Bumiputra-Commerce Holdings Berhad                                                  635,169              2,150,115
Carlsberg Brewery Malaysia Berhad                                                   138,000                193,390
Kumpulan Guthrie Berhad                                                             199,000                371,579
Malaysian Airlines System Berhad (a)                                                120,000                204,812
Multi-Purpose Holdings Berhad                                                       390,000                251,015
Resorts World Berhad                                                              1,721,000              1,723,247
Sime Darby Berhad                                                                   290,500                808,030
                                                                                                    --------------
                                                                                                         6,181,665
                                                                                                    --------------
MEXICO -- 0.0%
America Movil SA de CV, Series L - ADR                                                3,700                229,141
Telefonos de Mexico SA de CV, Series L - SPADR                                        2,600                 98,514
                                                                                                    --------------
                                                                                                           327,655
                                                                                                    --------------
NETHERLANDS -- 1.3%
Arcelor Mittal                                                                       31,386              1,961,728
Arcelor Mittal, Class A                                                              68,039              4,245,634
Heineken NV                                                                          20,475              1,202,639
ING Groep NV - CVA                                                                   88,568              3,900,121
Koninklijke (Royal) KNP NV                                                           58,600                971,985
Koninklijke (Royal) Philips Electronics NV                                           27,300              1,157,328
Koninklijke Boskalis Westminster NV                                                  22,776                905,472
Reed Elsevier NV                                                                     98,668              1,880,913
Royal Dutch Shell plc, Class A                                                      128,192              5,238,009
Royal Dutch Shell plc, Class A - ADR                                                 25,600              2,078,720
Royal Dutch Shell plc, Class B                                                       28,522              1,191,046
Royal Dutch Shell plc, Class B - ADR                                                 19,822              1,652,164
Vedior NV - CVA                                                                       8,500                254,024
Wolters Kluwer NV                                                                    22,110                674,660
                                                                                                    --------------
                                                                                                        27,314,443
                                                                                                    --------------
NEW ZEALAND -- 0.1%
Telecom Corp. of New Zealand Ltd.                                                   623,968              2,188,249
                                                                                                    --------------

NORWAY -- 0.1%
DNB NOR ASA                                                                          43,000                551,554
Statoil ASA                                                                          22,100                683,994
                                                                                                    --------------
                                                                                                         1,235,548
                                                                                                    --------------
PHILIPPINES (THE) -- 0.4%
ABS-CBN Broadcasting Corp.                                                          838,400                578,077
Ayala Corp.                                                                         350,971              4,124,021
Banco de Oro-EPCI, Inc.                                                             131,400                196,958
Benpres Holdings Corp. (a)                                                        2,526,000                288,868
DMCI Holdings, Inc.                                                               1,010,000                204,604
Globe Telecom, Inc.                                                                  87,900              2,571,341
Jollibee Foods Corp.                                                                531,600                603,147
                                                                                                    --------------
                                                                                                         8,567,016
                                                                                                    --------------
RUSSIA -- 0.3%
LUKOIL - SPADR                                                                       33,100              2,538,770
Oao Gazprom - SPADR                                                                  60,200              2,494,382
Oao Rosneft Oil Co. - GDR                                                           201,673              1,590,181
                                                                                                    --------------
                                                                                                         6,623,333
                                                                                                    --------------
SINGAPORE -- 1.1%
Ascott Group Ltd. (The)                                                             585,100                698,807
BIL International Ltd.                                                              833,000                854,225
Capitaland Ltd.                                                                     136,000                718,511
City Developments Ltd. - REIT                                                       161,400              1,825,456
Fraser & Neave Ltd.                                                                 559,600              1,993,609
Great Eastern Holdings Ltd.                                                         133,000              1,605,865
Jardine Matheson Holdings Ltd.                                                      202,200              4,812,360
Jardine Strategic Holdings Ltd.                                                     259,500              3,451,350
Keppel Land Ltd.                                                                    303,400              1,735,427
Mandarin Oriental International Ltd.                                                200,000                446,000
Oversea-Chinese Banking Corp.                                                       316,800              1,891,285
Singapore Land Ltd.                                                                  75,000                558,894
Stats Chippac Ltd. (a)                                                            1,384,000              1,591,560
United Industrial Corp. Ltd.                                                         75,000                171,560
Yanlord Land Group Ltd.                                                             370,000                754,466
Yellow Pages Singapore Ltd.                                                          97,000                 86,741
                                                                                                    --------------
                                                                                                        23,196,116
                                                                                                    --------------
SOUTH AFRICA -- 0.6%
Anglo Platinum Ltd.                                                                  30,476              5,004,285
City Lodge Hotels Ltd.                                                               12,529                141,681
FirstRand Ltd.                                                                      217,617                684,291
Gold Fields Ltd.                                                                    124,669              1,933,303
Hosken Consolidated Investments Ltd. (a)                                             33,000                371,194
JD Group Ltd.                                                                        13,740                137,927
Nedbank Group Ltd.                                                                   44,599                827,765
New Clicks Holdings Ltd.                                                             59,500                121,823
RMB Holdings Ltd.                                                                   236,100              1,102,674
Standard Bank Group Ltd.                                                             91,977              1,280,367
Sun International Ltd.                                                               86,236              1,781,938
                                                                                                    --------------
                                                                                                        13,387,248
                                                                                                    --------------
SOUTH KOREA -- 0.1%
Daelim Industrial Co. Ltd.                                                            9,939              1,478,462
Hyundai Motor Co.                                                                       430                 33,911
Kookmin Bank                                                                            730                 63,949
Korea Electric Power Corp.                                                              460                 20,409
POSCO                                                                                   100                 47,983
Samsung Electronics Co. Ltd.                                                             80                 48,874
                                                                                                    --------------
                                                                                                         1,693,588
                                                                                                    --------------
SPAIN -- 0.8%
Acciona SA                                                                            7,400              2,008,216
Acerinox SA                                                                          50,960              1,241,542
Banco Popular Espanol SA                                                             57,550              1,070,998
Banco Santander Central Hispano SA                                                  164,361              3,023,824
Iberdrola SA                                                                         36,054              2,013,350
Prosegur, Compania de Seguridad SA                                                    7,200                275,781
Sogecable SA (a)                                                                      4,670                195,489
Telefonica SA                                                                       247,491              5,501,345
Viscofan SA                                                                          11,200                259,691
                                                                                                    --------------
                                                                                                        15,590,236
                                                                                                    --------------
SWEDEN -- 0.2%
Assa Abloy AB                                                                        35,800                789,631
Ericsson, Class B                                                                   257,000              1,025,188
Hoganas AB, Class B                                                                  10,700                317,484
Modern Times Group MTG AB, Class B                                                    2,150                138,903
Svenska Cellulosa AB (SCA) - Class B                                                 47,000                787,008
Svenska Handelsbanken, Class A                                                       35,800              1,002,456
                                                                                                    --------------
                                                                                                         4,060,670
                                                                                                    --------------
SWITZERLAND -- 0.5%
Adecco SA                                                                            12,000                926,276
Compagnie Financiere Richemonte AG (UNIT)                                            22,200              1,326,199
Geberit AG                                                                            4,500                767,798
Logitech International SA (a)                                                        24,330                644,699
Novartis AG                                                                          95,472              5,373,924
Phonak Holding AG                                                                     1,760                158,117
PubliGroupe SA                                                                          700                241,531
Roche Holding AG                                                                      5,120                908,254
                                                                                                    --------------
                                                                                                        10,346,798
                                                                                                    --------------
TAIWAN -- 0.1%
Asustek Computer, Inc. - GDR                                                        214,412                585,308
Chunghwa Telecom Co. Ltd. - ADR                                                      63,800              1,203,268
Taiwan Semiconductor Manufacturing Co. Ltd.                                         261,300                563,445
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                   7,336                 81,655
                                                                                                    --------------
                                                                                                         2,433,676
                                                                                                    --------------
THAILAND -- 0.3%
Advanced Info Service PCL                                                           806,700              2,019,684
GMM Grammy PCL - NVDR (a)                                                           474,000                109,849
Kasikornbank PCL                                                                    340,000                752,919
Matichon PCL                                                                         76,000                 18,051
MBK PCL                                                                             108,000                167,357
Siam Cement PCL                                                                     134,700              1,045,409
Siam Cement PCL - NVDR (a)                                                          196,100              1,476,333
Thanachart Capital PCL                                                              353,000                148,255
                                                                                                    --------------
                                                                                                         5,737,857
                                                                                                    --------------
UNITED KINGDOM -- 3.9%
AMEC plc                                                                             21,910                257,083
Anglo American plc - JSE Shares                                                      24,356              1,402,024
Anglo American plc - LSE Shares                                                      29,946              1,752,957
Arriva plc                                                                           77,200              1,058,536
Aviva plc                                                                            89,176              1,324,305
BAE Systems plc                                                                     178,520              1,446,373
Barclays plc                                                                         94,100              1,305,880
BG Group plc                                                                         61,047              1,002,206
BP plc                                                                              460,523              5,548,045
BP plc - SPADR                                                                       70,200              5,064,228
BT Group plc                                                                         79,800                530,257
Bunzl plc                                                                            26,289                363,900
Cable & Wireless plc                                                                366,400              1,423,139
Capita Group plc                                                                    103,800              1,504,379
Carnival plc                                                                         15,600                742,841
Compass Group plc                                                                   112,300                776,352
Daily Mail & General Trust NV - Class A                                               8,720                133,117
Devro plc                                                                            75,400                169,176
Diageo plc                                                                           58,900              1,223,501
Enodis plc                                                                          174,100                686,176
Enterprise Inns plc                                                                  51,200                705,107
First Choice Holidays plc                                                            86,800                552,323
GKN plc                                                                             229,200              1,828,125
GlaxoSmithKline plc                                                                 286,741              7,511,492
Hanson plc                                                                           76,600              1,655,689
Hays plc                                                                            127,040                433,033
HBOS plc                                                                            203,856              4,009,750
HMV Group plc                                                                        14,000                 33,315
Homeserve plc                                                                         6,510                233,121
ICAP plc                                                                            101,300                998,455
Informa plc                                                                          83,500                928,218
Intertek Group plc                                                                   48,700                954,815
Invensys plc (a)                                                                    123,170                937,891
INVESCO plc                                                                          57,440                740,452
ITV plc                                                                             219,300                499,676
Ladbrokes plc                                                                        36,511                315,778
Lloyds TSB Group plc                                                                350,369              3,915,697
Northgate plc                                                                         7,370                150,989
Provident Financial plc                                                              53,500                746,865
Reckitt Benckiser plc                                                                25,100              1,374,367
Reed Elsevier plc                                                                    84,800              1,095,181
Rexam plc                                                                            63,100                629,592
Rio Tinto plc                                                                        25,600              1,955,683
Rolls-Royce Group plc (a)                                                            22,250                239,302
Royal & Sun Alliance Insurance Group plc                                             69,500                202,635
Sage Group plc                                                                      198,600                929,255
Shaftesbury plc                                                                      29,400                347,224
Smiths Group plc                                                                     18,200                432,298
Smiths Group plc (Deferred Shares) (d)                                               27,300                      0
Sportingbet plc (a)                                                                  15,700                 18,127
Stagecoach Group plc                                                                155,700                565,482
Tesco plc                                                                           135,700              1,135,984
Thomas Cook Group plc (a)                                                           156,333              1,017,141
Unilever plc                                                                        125,654              4,055,065
Vedanta Resources plc                                                               144,700              4,668,327
Vodafone Group plc                                                                  209,337                704,408
WPP Group plc                                                                        43,700                653,726
Xstrata plc                                                                          83,442              4,977,816
                                                                                                    --------------
                                                                                                        79,866,879
                                                                                                    --------------
Total Foreign Common Stocks
  (Cost $309,931,704)                                                                                  461,603,692
                                                                                                    --------------
Total Common Stocks
  (Cost $573,425,602)                                                                                  788,480,307
                                                                                                    --------------

                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT
ASSET-BACKED SECURITIES -- 0.4%
BNC Mortgage Loan Trust,
  Ser. 2006-1, Class M1
  (FRN)                                 5.580%         10/25/36            $  500,000                      498,827
Citigroup Mortgage Loan
  Trust, Inc.,
  Ser. 2005-HE4,
  Class A2C (FRN)                       5.590%         10/25/35               800,000                      801,610
Countrywide Asset-Backed
  Certificates, Ser
  2004-1,
  Class 3A (FRN)                        5.600%         04/25/34                 1,584                        1,585
Countrywide Asset-Backed
  Certificates, Ser
  2004-14,
  Class A2 (FRN)                        5.590%         06/25/35                33,164                       33,168
Credit-Based Asset
  Servicing and
  Securitization,
  Ser. 2005-CB8, Class
  AF1B (STEP)                           5.451%         12/25/35               313,916                      312,551
First Franklin Mortgage
  Loan Asset Backed
  Certificates,
  Ser. 2003-FF5,
  Class M2 (FRN)                        6.820%         03/25/34               265,000                      265,385
First Franklin Mortgage
  Loan Asset Backed
  Certificates,
  Ser. 2005-FF10,
  Class A4 (FRN)                        5.640%         11/25/35               600,000                      598,869

First Franklin Mortgage
  Loan Asset Backed
  Certificates,
  Ser. 2005-FFH2,
  Class A2 (FRN) (c)                    5.570%         04/25/35               219,732                      219,797
JP Morgan Mortgage
  Acquisition Corp.,
  Ser. 2005-FLD1, Class
  A2 (FRN)                              5.580%         07/25/35               332,406                      332,963
Lehman Mortgage Trust,
  Ser. 2006-4,
  Class 4A1                             6.000%         08/25/21               456,175                      458,155
Morgan Stanley ABS
  Capital I,
  Ser. 2002-HE3,
  Class A2 (FRN)                        5.860%         12/27/32               303,687                      303,765
New Century Home Equity
  Loan Trust, Ser
  2003-2,
  Class M2 (FRN)                        8.320%         01/25/33               500,000                      500,826
New Century Home Equity
  Loan Trust, Ser
  2005-4,
  Class A2B (FRN)                       5.590%         09/25/35             2,698,344                    2,689,961
Residential Asset
  Securities Corp.,
  Ser. 2004-KS9,
  Class AII4 (FRN)                      5.620%         10/25/34               321,805                      322,281
Residential Asset
  Securities Corp.,
  Ser. 2005-KS8,
  Class A3 (FRN)                        5.580%         08/25/35             1,000,000                    1,001,310
SACO I Trust,
  Ser. 2005-WM3,
  Class A1 (FRN)                        5.580%         09/25/35               134,979                      134,994
                                                                                                      ------------
Total Asset-Backed Securities
  (Cost $8,471,348)                                                                                      8,476,047
                                                                                                      ------------
MORTGAGE-BACKED SECURITIES - PRIVATE ISSUERS -- 0.3%
American Home Mortgage
  Investment Trust, Ser
  2004-1, Class 4A (FRN)                3.280%         04/25/44               126,717                      125,635
American Home Mortgage
  Investment Trust, Ser
  2004-4, Class 4A (FRN)                4.390%         02/25/45               518,681                      507,671
American Home Mortgage
  Investment Trust, Ser
  2005-1, Class 6A (FRN)                5.294%         06/25/45               616,381                      611,364
American Home Mortgage
  Investment Trust, Ser
  2005-2, Class 5A2
  (FRN)                                 5.470%         09/25/35               222,314                      222,322
Bank of America Funding
  Corp.,
  Ser. 2004-B,
  Class 1A2 (VRN)                       3.969%         12/20/34               483,163                      493,624
Downey Savings & Loan
  Association Mortgage
  Loan Trust, Ser. 2004-
  AR3,
  Class B2 (FRN)                        6.420%         07/19/44               167,844                      165,982
Harborview Mortgage Loan
  Trust,
  Ser. 2004-7,
  Class 2A2 (VRN)                       3.827%         11/19/34               306,026                      309,603
Harborview Mortgage Loan
  Trust,
  Ser. 2004-8,
  Class 2A3 (FRN)                       5.730%         11/19/34               283,588                      284,369
Harborview Mortgage Loan
  Trust,
  Ser. 2005-9,
  Class 2A1A (FRN)                      5.660%         06/20/35               180,632                      181,056
Impac CMB Trust,
  Ser. 2004-9,
  Class M4 (FRN)                        6.370%         01/25/35               165,006                      165,119
MLCC Mortgage Investors,
  Inc.,
  Ser. 2004-D,
  Class A2 (FRN)                        5.674%         08/25/29               284,384                      284,656
Structured Adjustable
  Rate Mortgage
  Loan Trust,
  Ser. 2005-19XS,
  Class 1A1 (FRN)                       5.640%         10/25/35               724,638                      727,590
Structured Asset
  Securities Corp.,
  Ser. 2005-RF1,
  Class A (FRN) (c)                     5.670%         03/25/35               573,633                      571,159
Structured Asset
  Securities Corp.,
  Ser. 2005-RF3,
  Class A1 (FRN) (c)                    5.670%         06/25/35             1,132,862                    1,133,676
Wachovia Asset
  Securitization, Inc.,
  Ser. 2002-1,
  Class 1A1                             6.250%         10/25/33                33,879                       33,811
Washington Mutual, Inc.,
  Ser. 2005-AR1, Class
  A3 (FRN)                              5.680%         01/25/45               464,373                      465,349
                                                                                                      ------------
Total Mortgage-Backed
  Securities - Private Issuers
  (Cost $6,262,060)                                                                                      6,282,986
                                                                                                      ------------

MORTGAGE-BACKED SECURITIES -
US GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
FHLMC Pool
  #781697 (FRN)                         4.037%         07/01/34               464,045                      464,109
FHLMC Strip,
  Ser. 2004-227,
  Class IO (c)(e)                       5.000%         12/01/34               533,142                      137,954
FHLMC Strip,
  Ser. 2005-232,
  Class IO (c)(e)                       5.000%         08/01/35               252,099                       65,310
FHLMC Strip,
  Ser. 2005-233,
  Class 5 (c)(e)                        4.500%         09/15/35                88,788                       22,458
FHLMC Structured Pass
  Through Securities,
  Ser. 2003-57,
  Class 1A3                             7.500%         07/25/43               603,840                      625,013
FHLMC,
  Ser. 2004-2882,
  Class HI (c)(e)                       5.000%         05/15/18                62,200                        8,510
FHLMC,
  Ser. 2005-2934,
  Class HI (c)(e)                       5.000%         02/15/20               138,451                       27,016
FHLMC,
  Ser. 2005-2934,
  Class KI (c)(e)                       5.000%         02/15/20                69,170                       13,412
FHLMC,
  Ser. 2005-2967,
  Class JI (c)(e)                       5.000%         04/15/20                73,342                       14,579
FNMA Pool
  #831360                               5.500%         03/01/21               618,592                      609,567
FNMA Pool
  #865792                               5.500%         03/01/21               649,800                      640,319
FNMA Strip,
  Ser. 2005-357,
  Class 2 (c)(e)                        5.000%         03/01/35               233,762                       59,989
FNMA Strip,
  Ser. 2005-360,
  Class 2 (c)(e)                        5.000%         08/01/35             1,516,295                      394,053
FNMA Strip,
  Ser. 2005-365,
  Class 4 (c)(e)                        5.000%         04/01/36                87,875                       21,938
FNMA TBA                                5.000%         07/01/22             2,000,000                    1,932,500
FNMA TBA                                5.500%         07/01/22             3,200,000                    3,152,000
FNMA TBA                                6.500%         07/01/37             1,000,000                    1,009,375
FNMA TBA                                6.500%         08/01/37             1,000,000                    1,008,438
FNMA Whole Loan, Ser
  2002-W8,
  Class A3                              7.500%         06/25/42               681,112                      705,188
FNMA,
  Ser. 2006-10,
  Class FD (FRN)                        5.670%         03/25/36               259,754                      260,472
GNMA,
  Ser. 2001-65,
  Class PG                              6.000%         07/20/28                65,628                       65,537
                                                                                                      ------------
Total Mortgage-Backed Securities -
  US Government Agency Obligations
  (Cost $11,186,168)                                                                                    11,237,737
                                                                                                      ------------
COMMODITY INDEX-LINKED NOTE -- 0.5%
AIG-FP Private Funding
  (Cayman) Ltd. (f)                     5.206%         07/03/08             5,000,000                    4,724,053
AIG-FP Private Funding
  (Cayman) Ltd. (f)                     5.205%         01/31/08             6,000,000                    6,377,049
                                                                                                      ------------
Total Commodity Index-Linked Note
  (Cost $11,001,775)                                                                                    11,101,102
                                                                                                      ------------

US TREASURY SECURITIES -- 15.4%
US Treasury Inflation-
  Indexed Note                          2.000%         01/15/16            67,673,450                   64,252,760
US Treasury Note                        4.875%         08/15/16            30,000,000                   29,632,020
US Treasury Inflation-
  Indexed Note                          2.375%         01/15/17           199,568,726                  194,844,535
US Treasury Note                        4.500%         05/15/17            29,616,000                   28,394,340
                                                                                                      ------------
Total US Treasury Securities (Cost $322,409,015)                                                       317,123,655
                                                                                                      ------------


                                                                                  NUMBER
                                                                                 OF SHARES
COMMINGLED INVESTMENT VEHICLES -- 18.9%

EXCHANGE-TRADED FUNDS -- 1.2%
iShares MSCI EAFE Index Fund                                                        302,800             24,414,764
                                                                                                    --------------

PRIVATE INVESTMENT FUNDS -- 17.7% (g)
Convexity Capital Offshore, LP (a)(c)(d)(f)                                                             44,184,546
Farallon Capital Institutional Partners, LP (a)(c)(d)(f)                                                41,104,175
Freeman Fair Value Fund I, LP (a)(d)(f)                                                                 58,318,303
Joho Partners, LP (a)(c)(d)(f)                                                                          16,170,523
Lansdowne UK Equity Fund Ltd. (a)(c)(d)(f)                                           73,389             21,546,492
Lone Cascade, LP (a)(c)(d)(f)                                                                            9,258,674
Lone Picea, LP, Class B (a)(c)(d)(f)                                                                     1,850,924
Lone Picea, LP, Class D (a)(c)(d)(f)                                                                     3,060,019
Lone Redwood, LP (a)(c)(d)(f)                                                                           14,143,107
Maverick Fund USA Ltd. (a)(c)(d)(f)                                                                     20,137,985
Maverick Fund USA Ltd., Class C (a)(c)(d)(f)                                                             7,374,261
Nomad Investment Co. Ltd. (The) (a)(c)(d)(f)                                        140,000             16,743,541
OZ Domestic Partners, LP (a)(c)(d)(f)                                                                   15,859,222
Regiment Capital Ltd. (a)(c)(d)(f)                                                   45,152              8,273,724
Tosca (a)(c)(d)(f)                                                                  153,727             19,613,291
Tosca Asia (a)(c)(d)(f)                                                             230,590             24,326,032
Value Realization Fund, LP (The) (a)(c)(d)(f)                                                           43,834,463
                                                                                                    --------------
                                                                                                       365,799,282
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $275,881,942)                                                                                  390,214,046
                                                                                                    --------------

PREFERRED STOCKS -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)                                             5,456                324,233
Cia Vale do Rio Doce (Brazil)                                                        26,168                983,369
Hyundai Motor Co. Ltd. (South Korea)                                                 14,200                678,827
                                                                                                    --------------
Total Preferred Stocks
  (Cost $1,092,549)                                                                                      1,986,429
                                                                                                    --------------

                                                                                  NUMBER OF
                                                                                  CONTRACTS

PURCHASED OPTIONS -- 0.3%
IYR Put, Strike 90.00,
  Expiring 01/18/08, OTC (a)(c)                                                     305,115              4,106,848
S&P 500 Index Put,
  Strike 1,400.00,
  Expiring 07/21/07 (a)                                                             170,000                348,500
S&P 500 Index Put, Strike 1,400.00,
  Expiring 09/22/07 (a)                                                             104,500              1,609,300
                                                                                                    --------------
Total Purchased Options
  (Cost $3,409,896)                                                                                      6,064,648
                                                                                                    --------------

                                                                                  NUMBER OF
                                                                                   RIGHTS
RIGHTS -- 0.0%
New World Development Ltd.,
  Expiring 07/04/07 (Hong Kong) (a)                                                  11,143                      0
                                                                                                    --------------
Total Rights
  (Cost $0)                                                                                                      0
                                                                                                    --------------

                                                                                  NUMBER OF
                                                                                  WARRANTS

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk-Warrants,
  Expiring 07/10/09 (Indonesia) (a)                                               1,823,341                 51,461
Matahari Putra Prima Tbk-Warrants,
  Expiring 07/12/10 (Indonesia) (a)                                                 530,600                  7,517
Multi-Purpose Holdings Berhad Warrants,
  Expiring 02/26/09 (Malaysia) (a)                                                   18,100                  8,336
                                                                                                    --------------
Total Warrants
  (Cost $24,049)                                                                                            67,314
                                                                                                    --------------
                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT

SHORT-TERM INVESTMENTS -- 26.2%

REPURCHASE AGREEMENTS -- 1.7%
Investors Bank & Trust Co. Repurchase
  Agreement issued 06/29/07 (proceeds
  at maturity $25,584,728)
  (Collateralized by a $2,671,508
  SBA, 8.875%, due 09/25/15 with a
  market value, including interest,
  of $2,858,983, a $11,279,304 SBA
  Pool, 8.115%, due 11/25/29 with a
  market value, including interest,
  of $12,107,703, and a $12,004,341
  FHLMC, 4.603% due 08/01/35 with a
  market value, including interest,
  of $11,889,446)                       3.500%         07/02/07             $25,577,268                 25,577,268
Morgan Stanley Repurchase Agreement
  issued 06/27/07 (proceeds at
  maturity $9,007,905)
  (Collateralized by a $9,520,407
  FNMA, 5.27%, due 08/01/18 with a
  market value, including accrued
  interest, of $9,187,900)              5.270%         07/03/07               9,000,000                  9,000,000
                                                                                                    --------------
Total Repurchase Agreements
  (Cost $34,577,268)                                                                                    34,577,268
                                                                                                    --------------

                                       INTEREST        MATURITY            PRINCIPAL
                                         RATE            DATE                AMOUNT
US TREASURY SECURITIES -- 24.5%
US Treasury Bill (h)                                   09/06/07            $ 28,500,000             $   28,255,043
US Treasury Bill (h)                                   09/20/07              25,000,000                 24,739,275
US Treasury Bill (h)(i)                                11/01/07              40,000,000                 39,363,840
US Treasury Bill (h)                                   11/15/07              51,500,000                 50,585,566
US Treasury Bill (h)                                   11/23/07             157,000,000                154,044,004
US Treasury Bill (h)                                   12/13/07              85,000,000                 83,142,070
US Treasury Bill (h)                                   12/20/07             100,000,000                 97,753,200
US Treasury Bill (h)                                   12/27/07              30,000,000                 29,296,170
                                                                                                    --------------
Total US Treasury Securities
  (Cost $507,048,454)                                                                                  507,179,168
                                                                                                    --------------
Total Short-Term Investments
  (Cost $541,625,722)                                                                                  541,756,436
                                                                                                    --------------
Total Investments -- 100.8%
  (Cost $1,754,790,126)                                                                              2,082,790,707
                                                                                                    --------------
Liabilities in Excess of Other Assets -- (0.8%)                                                        (17,533,126)
                                                                                                    --------------
Net Assets -- 100.0%                                                                                 2,065,257,581
                                                                                                    ==============

                                                                                    NUMBER
                                                                                  OF SHARES

SECURITIES SOLD SHORT -- (0.3%)

EXCHANGE-TRADED FUNDS -- (0.0%)
iShares Dow Jones US Real Estate Index Fund                                           2,800               (216,300)
                                                                                                    --------------

COMMON STOCKS -- (0.0%)

FINANCIAL SERVICES -- (0.0%)
St. Joe Co. (The)                                                                    10,000               (463,400)
                                                                                                    --------------

HOUSEHOLD DURABLES -- (0.0%)
KB Home                                                                               2,900               (114,173)
NVR, Inc.                                                                               200               (135,950)
Pulte Homes, Inc.                                                                     4,700               (105,515)
Ryland Group, Inc.                                                                    3,500               (130,795)
                                                                                                    --------------
                                                                                                          (486,433)
                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- (0.3%)
Ashford Hospitality Trust                                                            63,600               (747,936)
BRE Properties, Inc.                                                                 12,100               (717,409)
Brandywine Realty Trust                                                              12,500               (357,250)
Franklin Street Properties                                                           20,400               (337,416)
HRPT Properties Trust                                                                46,100               (479,440)
Hersha Hospitality Trust                                                             48,800               (576,816)
Inland Real Estate Corp.                                                             29,000               (492,420)
Medical Properties Trust, Inc.                                                       26,400               (349,272)
Ramco-Gershenson Properties Trust                                                    15,600               (560,508)
Senior Housing Properties Trust                                                      24,300               (494,505)
Sunstone Hotel Investors, Inc.                                                       11,100               (315,129)
                                                                                                    --------------
                                                                                                        (5,428,101)
                                                                                                    --------------
Total Securities Sold Short
  (Proceeds received $6,963,564)                                                                    $   (6,594,234)
                                                                                                    ==============

  ADR  American Depositary Receipt
  BSE  Berlin Stock Exchange
  CVA  Certificaaten van aandelen (share certificates)
 EAFE  Europe, Australasia, and Far East
FHLMC  Freddie Mac
 FNMA  Fannie Mae
  FRN  Floating Rate Note. Rate disclosed represents rate as of June 30, 2007.
  GDR  Global Depositary Receipt
 GNMA  Ginnie Mae
  JSE  Johannesburg Stock Exchange
  LSE  London Stock Exchange
 MSCI  Morgan Stanley Capital International
   NV  Naamloze Vennootschap
 NVDR  Non-Voting Depositary Receipt
 NYSE  New York Stock Exchange
  SBA  Small Business Administration
SPADR  Sponsored ADR
 STEP  A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
  TBA  To be announced
  TSE  Toronto Stock Exchange
 UNIT  A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
  VRN  Variable Rate Note. Rate disclosed represents rate as of June 30, 2007.
 VVPR  Verminderde Voorheffing Precompte Reduit (France dividend coupon)

  (a)  Non-income producing security.

  (b)  A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company. Also known as a "designer stock."

  (c)  Illiquid security.

  (d)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2007, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair
       Value Fund I, LP and the Value Realization Fund, LP. TIP's board of directors has deemed 10% of the Value Realization
       Fund, LP to be illiquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days' notice and payment of a
       0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the
       Securities Act of 1933 that may als o be deemed restricted.

       INVESTMENT                                                              DATE OF ACQUISITION       COST           VALUE
       Aeroplane Income Fund Registered, Class D                                01/08/07-05/22/07         $335,785        $404,670
       Bell Aliant Regional Communications Income Fund                              07/11/06                46,436          45,851
       Convexity Capital Offshore, LP                                              02/16/2006           42,000,000      44,184,546
       Farallon Capital Institutional Partners, LP                              04/01/95-11/01/05       17,746,138      41,104,175
       Freeman Fair Value Fund I, LP                                            10/01/04-07/01/05       50,000,000      58,318,303
       Jazz Air Income Fund                                                     03/12/07-05/22/07           66,081          68,234
       Joho Partners, LP                                                            01/03/07            15,000,000      16,170,523
       Lansdowne UK Equity Fund Ltd.                                                06/01/06            16,000,000      21,546,492
       Lone Cascade, LP                                                         01/03/06-01/02/07        6,487,000       9,258,674
       Lone Picea, LP, Class B                                                      01/03/05             1,617,000       1,850,924
       Lone Picea, LP, Class D                                                  01/02/03-01/02/04        2,279,000       3,060,019
       Lone Redwood, LP                                                             12/29/98             3,154,356      14,143,107
       Maverick Fund USA Ltd.                                                   06/30/04-09/01/04       15,000,000      20,137,985
       Maverick Fund USA Ltd., Class C                                              01/03/06             5,000,000       7,374,261
       Nomad Investment Co. Ltd. (The)                                              10/02/06            14,000,000      16,743,541
       OZ Domestic Partners, LP                                                 12/31/01-09/30/03        9,000,000      15,859,222
       Regiment Capital Ltd.                                                        06/30/03             6,000,000       8,273,724
       Smiths Group plc (Deferred Shares)                                           06/19/07                     0               0
       Tosca                                                                    12/30/03-07/30/04       11,000,000      19,613,291
       Tosca Asia                                                                   03/01/07            20,000,000      24,326,032
       Value Realization Fund, LP (The)                                         12/31/97-04/03/06       23,797,935      43,834,463
                                                                                                                      ------------
       Total                                                                                                          $366,318,037
                                                                                                                      ============
  (e)  Interest Only security.
  (f)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securi ties fair valued amounts to $376,900,384, which represents 18.2% of the fund's net assets.
  (g)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2007. These positions ar e therefore grouped into their own industry classification.
  (h)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (i)  Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales.

FINANCIAL FUTURES CONTRACTS

                                                                                        INITIAL
                                                                                       NOTIONAL                     UNREALIZED
   NUMBER OF                                                                            VALUE/        NOTIONAL     APPRECIATION/
   CONTRACTS  TYPE                                                                    (PROCEEDS)       VALUE +     (DEPRECIATION)
              Long Financial Futures Contracts
       37     September 2007 10-Year US Treasury Note                                $  3,956,735   $  3,911,016   $   (45,719)
       71     September 2007 Australian Dollar                                          5,948,025      6,006,600        58,575
      274     September 2007 British Pound                                             33,763,650     34,344,187       580,537
       76     September 2007 CAC40                                                      6,140,035      6,288,481       148,446
      130     September 2007 Canadian Dollar                                           12,204,828     12,253,800        48,972
       31     September 2007 DAX Index                                                  8,105,034      8,473,731       368,697
      527     September 2007 Euro FX GLBX                                              87,943,125     89,379,200     1,436,075
      283     September 2007 FTSE 100 Index                                            37,164,733     37,723,243       558,510
      784     September 2007 Japanese Yen                                              80,899,000     80,369,800      (529,200)
       37     September 2007 MIB Index                                                 10,567,636     10,607,698        40,062
      432     September 2007 S&P 500 Index                                            167,243,400    163,663,200    (3,580,200)
      219     September 2007 Swiss Franc                                               22,176,487     22,535,100       358,613
      301     September 2007 Topix Index                                               43,397,783     43,392,893        (4,890)
      143     September 2007 TSE 60 Index                                              21,474,499     21,610,082       135,583
        1     September 2007 US Long Bond                                                 109,268        107,750        (1,518)
       24     December 2007 90-Day Eurodollar                                           5,700,042      5,682,900       (17,142)
                                                                                                                   -----------
                                                                                                                      (444,599)
                                                                                                                   -----------
              Short Financial Futures Contracts
        3     September 2007 90-Day Eurodollar                                           (713,040)      (710,025)        3,015
       12     September 2007 2-Year US Treasury Note                                   (2,449,655)    (2,445,375)        4,280
       31     September 2007 5-Year US Treasury Note                                   (3,241,352)    (3,226,422)       14,930
        1     March 2008 90-Day Eurodollar                                               (239,422)      (236,975)        2,447
        4     June 2008 90-Day Eurodollar                                                (951,237)      (948,250)        2,987
        1     September 2008 90-Day Eurodollar                                           (239,184)      (237,037)        2,147
       26     December 2008 90-Day Eurodollar                                          (6,174,954)    (6,160,700)       14,254
        1     March 2009 90-Day Eurodollar                                               (238,947)      (236,850)        2,097
        1     June 2009 90-Day Eurodollar                                                (238,822)      (236,725)        2,097
       18     September 2009 90-Day Eurodollar                                         (4,287,191)    (4,259,025)       28,166
       18     December 2009 90-Day Eurodollar                                          (4,285,342)    (4,256,775)       28,567
       17     March 2010 90-Day Eurodollar                                             (4,046,157)    (4,019,013)       27,144
       17     June 2010 90-Day Eurodollar                                              (4,045,307)    (4,017,525)       27,782
                                                                                                                   -----------
                                                                                                                       159,913
                                                                                                                   -----------
                                                                                                                   $  (284,686)
                                                                                                                   ===========

FORWARD CURRENCY CONTRACTS

                                                                                      IN EXCHANGE                   UNREALIZED
DESCRIPTION                                                                               FOR                      DEPRECIATION
Sell Contracts
(pound)4,254,000  Great British Pounds Settling on 07/31/07                            $8,490,303                     $(49,157)
                                                                                                                      ========

TOTAL RETURN SWAPS CONTRACTS

  NOTIONAL       EXPIRATION                                                                                 UNREALIZED APPRECIATION/
   AMOUNT           DATE          COUNTERPARTY             PAY                        RECEIVE                    (DEPRECIATION)
                                                      1-Month LIBOR           Dow Jones Wilshire REIT
 $10,000,000     05/31/2008       Bear Stearns         minus 0.65%              Index Total Return                 $(107,290)

                                                      1-Month LIBOR          iShares Dow Jones US Real
 $24,596,169     03/26/2008      Merrill Lynch         minus 1.00%                 Estate Index                     (323,820)

                                                      1-Month LIBOR            iShares MSCI Emerging
 $20,189,057     03/26/2008      Merrill Lynch         minus 2.00%                 Markets Index                     428,349
                                                                                                                   --------
                                                                                                                   $  (2,761)
                                                                                                                   =========

+ See Note 3 to the Financial Statements.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)                                   JUNE 30, 2007

                                                                                  NUMBER
                                                                                 OF SHARES             VALUE

COMMON STOCKS -- 79.0%

AUSTRALIA -- 4.2%
Alumina Ltd.                                                                         94,000         $      622,731
Amcor Ltd.                                                                          198,216              1,252,533
Australia and New Zealand Banking Group Ltd.                                         36,568                896,558
Caltex Australia Ltd.                                                                29,300                587,684
Foster's Group Ltd.                                                                 381,152              2,060,734
National Australia Bank Ltd.                                                         83,531              2,897,570
Santos Ltd.                                                                          83,464                985,617
Telstra Corp. Ltd.                                                                  757,471              2,941,349
Wesfarmers Ltd.                                                                      29,460              1,136,929
                                                                                                    --------------
                                                                                                        13,381,705
                                                                                                    --------------
BELGIUM -- 0.6%
Fortis                                                                               44,680              1,892,898
                                                                                                    --------------

BRAZIL -- 0.2%
CPFL Energia SA                                                                      32,800                659,061
                                                                                                    --------------

CaNADA -- 2.1%
Abitibi-Consolidated, Inc. (a)                                                       49,000                143,056
Ace Aviation Holdings, Inc., Class A (a)                                              9,900                249,626
Aeroplane Income Fund Registered, Class D (b)(c)                                      7,693                153,318
Alcan, Inc.                                                                           7,500                611,828
BCE, Inc.                                                                             7,137                270,271
Bell Aliant Regional Communications Income Fund (b)(c)                                  565                 16,628
Bombardier, Inc., Class B (a)                                                       335,900              2,018,080
Fraser Papers, Inc. (a)                                                              10,800                 61,845
Imperial Oil Ltd.                                                                    23,916              1,113,348
Jazz Air Income Fund (b)(c)                                                           3,206                 24,649
Nortel Networks Corp. (a)                                                             6,962                167,833
Onex Corp.                                                                            5,300                183,093
Rogers Communications, Inc., Class B                                                 41,600              1,773,736
                                                                                                    --------------
                                                                                                         6,787,311
                                                                                                    --------------
CHINA -- 0.4%
China Shipping Development Co. Ltd.                                                 402,000                926,227
Tsingtao Brewery Co. Ltd.                                                           145,000                351,477
                                                                                                    --------------
                                                                                                         1,277,704
                                                                                                    --------------
DENMARK -- 1.0%
Coloplast A/S, Class B                                                                5,200                421,761
GN Store Nord A/S (GN Great Nordic) (a)                                              34,100                401,261
Vestas Wind Systems A/S (a)                                                          16,866              1,104,683
William Demant Holding (a)                                                           11,600              1,144,820
                                                                                                    --------------
                                                                                                         3,072,525
                                                                                                    --------------
FINLAND -- 1.4%
Metso Oyj                                                                            24,370              1,431,131
Sampo Oyj, Class A                                                                   42,800              1,230,377
Tietoenator Oyj                                                                      12,220                393,777
UPM-Kymmene Oyj                                                                      51,568              1,272,881
Wartsila Oyj Corp., Class B                                                           2,030                133,426
                                                                                                    --------------
                                                                                                         4,461,592
                                                                                                    --------------
FRANCE -- 6.5%
Atos Origin SA (a)                                                                    4,400                274,663
AXA SA                                                                               23,900              1,025,566
BNP Paribas                                                                           8,698              1,036,222
Carrefour SA                                                                         34,345              2,409,064
Compagnie de Saint-Gobain                                                            25,621              2,867,603
France Telecom SA                                                                    58,071              1,594,725
Groupe Danone                                                                         9,600                774,816
Lagardere S.C.A                                                                       1,460                126,878
Renault SA                                                                           18,819              3,017,130
SA des Ciments Vicat                                                                    910                113,096
Sanofi-Aventis                                                                        9,076                732,875
SCOR                                                                                 19,509                529,528
Societe Generale, Class A                                                            13,117              2,423,862
Suez SA, Strip VVPR (a)(c)                                                            6,948                     94
Thales SA                                                                            14,800                903,489
Total SA                                                                             38,845              3,153,303
                                                                                                    --------------
                                                                                                        20,982,914
                                                                                                    --------------
GERMANY -- 3.6%
BASF AG                                                                               9,100              1,194,875
Bayer AG                                                                             19,684              1,491,206
Bayerische Motoren Werke AG                                                          10,200                661,757
DaimlerChrysler AG                                                                   13,200              1,218,758
Deutsche Post AG                                                                     13,600                441,874
Deutsche Telekom AG                                                                  93,214              1,724,142
E.ON AG                                                                               6,100              1,024,980
Fresenius Medical Care AG & Co.                                                      10,200                470,803
Fresenius Medical Care AG & Co. - ADR                                                15,780                724,933
RWE AG                                                                               24,613              2,628,128
                                                                                                    --------------
                                                                                                        11,581,456
                                                                                                    --------------
HONG KONG -- 2.8%
Asia Satellite Telecommunications Holdings Ltd.                                      13,000                 26,760
China Mobile Ltd.                                                                    83,000                894,256
First Pacific Co.                                                                   802,000                580,929
Henderson Land Development Co.                                                      108,000                735,657
Hong Kong & Shanghai Hotels Ltd. (The)                                              272,273                481,284
Hong Kong Aircraft Engineering Co. Ltd.                                              37,400                569,434
Hong Kong Electric Holdings Ltd.                                                    241,000              1,215,987
i-CABLE Communications Ltd.                                                         491,000                104,373
New World Development Ltd.                                                          735,907              1,841,394
Next Media Ltd.                                                                     378,000                129,090
Silver Grant International Ltd.                                                     164,000                 45,794
SmarTone Telecommunications Holdings Ltd.                                           202,478                234,485
Television Broadcasts Ltd.                                                           89,000                626,067
Wharf Holdings Ltd.                                                                 286,571              1,146,921
Wheelock & Co. Ltd.                                                                 155,000                399,459
                                                                                                    --------------
                                                                                                         9,031,890
                                                                                                    --------------
INDONESIA -- 0.5%
Bank Pan Indonesia Tbk PT (a)                                                     6,334,902                448,113
Bank Permata Tbk PT (a)(c)                                                            5,572                    586
Citra Marga Nusaphala Persada Tbk PT                                                343,000                 97,769
Gudang Garam Tbk PT                                                                 114,000                140,236
Indofood Sukses Makmur Tbk PT                                                     1,067,000                238,881
Matahari Putra Prima Tbk PT                                                       1,907,100                171,046
Mulia Industrindo Tbk PT (a)                                                        415,000                  9,876
Semen Gresik Persero Tbk PT                                                         109,000                624,130
                                                                                                    --------------
                                                                                                         1,730,637
                                                                                                    --------------
IRELAND -- 0.4%
Blackrock International Land plc (a)                                                 72,300                 47,653
Fyffes plc                                                                           78,300                 93,009
Independent News & Media plc                                                        196,740                989,893
Total Produce plc (a)                                                                78,300                 81,623
                                                                                                    --------------
                                                                                                         1,212,178
                                                                                                    --------------
ISRAEL -- 0.1%
Bank Hapoalim B.M                                                                    75,452                368,810
                                                                                                    --------------

ITALY -- 3.4%
Banca Popolare Italiana (a)                                                          34,423                527,000
Fiat SpA                                                                             57,300              1,704,558
Intesa Sanpaolo                                                                     389,191              2,887,010
Luxottica Group SpA - SPADR                                                          28,400              1,097,376
Natuzzi SpA - SPADR (a)                                                               6,600                 52,470
Saipem SpA                                                                           45,600              1,557,997
Seat Pagine Gaille                                                                  822,740                491,783
UniCredito Italiano SpA                                                             296,390              2,636,831
                                                                                                    --------------
                                                                                                        10,955,025
                                                                                                    --------------
JAPAN -- 13.6%
Ajinomoto Co., Inc.                                                                  36,000                415,162
Alfresa Holdings Corp.                                                                4,400                306,814
Astellas Pharma, Inc.                                                                37,900              1,648,739
Bank of Yokohama Ltd. (The)                                                          43,000                300,893
Bridgestone Corp.                                                                    25,900                555,365
Canon, Inc.                                                                          48,750              2,860,819
Chiba Bank Ltd. (The)                                                                28,000                248,511
Dai Nippon Printing Co. Ltd.                                                         24,000                358,161
Dai-Dan Co. Ltd.                                                                     27,000                157,654
Daifuku Co. Ltd.                                                                      7,000                 96,340
East Japan Railway Co.                                                                  122                938,766
Ebara Corp.                                                                          30,000                137,722
FamilyMart Co. Ltd.                                                                  18,000                474,371
FUJIFILM Holdings Corp.                                                              17,000                760,275
Fujitsu Frontech Ltd.                                                                 8,500                 74,316
Fukuoka Financial Group, Inc. (a)                                                    60,000                395,801
Hitachi Ltd.                                                                         59,000                417,196
Inabata & Co. Ltd.                                                                   10,000                 68,180
Isetan Co. Ltd.                                                                       9,000                147,673
JS Group Corp.                                                                       23,000                465,645
Kao Corp.                                                                           108,000              2,796,918
Kawasaki Heavy Industries Ltd.                                                      109,000                444,484
KDDI Corp.                                                                              237              1,755,977
Kinden Corp.                                                                         18,000                156,161
Kirin Brewery Co. Ltd.                                                               47,000                703,697
Marui Co. Ltd.                                                                       31,900                402,869
Matsushita Electric Industrial                                                        8,000                158,588
Matsushita Electric Works Ltd.                                                       47,772                609,743
Millea Holdings, Inc.                                                                45,100              1,850,851
Mitsubishi Corp.                                                                     33,200                867,544
Mitsubishi UFJ Financial Group, Inc.                                                     51                562,062
Mizuho Financial Group, Inc.                                                             75                517,858
Namco Bandai Holdings, Inc.                                                          30,000                473,912
NEC Corp.                                                                            66,000                341,645
Nintendo Co. Ltd.                                                                     1,400                511,310
Nippon Meat Packers, Inc.                                                            27,000                326,607
Nippon Mining Holdings, Inc.                                                          3,000                 28,691
Nippon Oil Corp.                                                                     43,000                399,023
Nippon Suisan Kaisha Ltd.                                                            58,000                370,913
Nisshinbo Industries, Inc.                                                            9,000                125,553
Nitto Denko Corp.                                                                     1,500                 75,777
Noritake Co. Ltd.                                                                    14,000                 64,994
NTT Corp.                                                                               202                895,118
NTT DoCoMo, Inc.                                                                        278                439,678
Ohbayashi Corp.                                                                      20,000                109,059
Onward Kashiyama Co. Ltd.                                                            20,000                254,552
Promise Co. Ltd.                                                                      1,300                 40,100
Ricoh Co. Ltd.                                                                       18,000                415,420
Rohm Co. Ltd.                                                                           400                 35,574
Ryosan Co. Ltd.                                                                       8,000                197,464
Sankyo Co. Ltd.                                                                       2,900                122,152
Sankyo Seiko Co. Ltd.                                                                 9,000                 40,468
Secom Co. Ltd.                                                                       12,500                588,765
Sekisui House Ltd.                                                                   34,000                452,763
Seven & I Holdings Co. Ltd.                                                          17,160                489,711
Shimizu Corp.                                                                        32,000                185,073
Shiseido Co. Ltd.                                                                    13,000                277,521
Sompo Japan Insurance, Inc.                                                          31,000                379,615
Sony Corp.                                                                           12,900                662,875
Sumitomo Electric Industries Ltd.                                                    30,000                445,784
Sumitomo Forestry Co. Ltd.                                                           38,000                367,125
Sumitomo Metal Mining Co. Ltd.                                                       22,000                475,292
Sumitomo Mitsui Financial Group, Inc.                                                    92                857,359
Sumitomo Trust & Banking Co. Ltd.                                                    48,000                454,911
Sumitomo Wiring Systems Ltd.                                                         10,000                232,147
Taiyo Nippon Sanso Corp.                                                             50,000                385,913
Takeda Pharmaceutical Co. Ltd.                                                       43,700              2,820,284
Tanabe Seiyaku Co. Ltd.                                                              30,000                356,965
TDK Corp.                                                                             6,000                579,927
Tokyo Electric Power Co. Inc. (The)                                                  13,100                421,046
Tokyo Gas Co. Ltd.                                                                  154,000                729,680
Tokyo Ohka Kogyo Co. Ltd.                                                             8,900                199,345
Toppan Forms Co. Ltd.                                                                18,700                225,415
Toyo Seikan Kaisha Ltd.                                                              11,000                212,459
Toyota Motor Corp.                                                                   41,100              2,591,508
West Japan Railway Co.                                                                  356              1,658,540
Yamaha Motor Co. Ltd.                                                                 5,000                144,745
Yamatake Corp.                                                                        9,500                290,075
Yamato Holdings Co. Ltd.                                                             31,000                437,926
                                                                                                    --------------
                                                                                                        43,845,934
                                                                                                    --------------
MALAYSIA -- 1.1%
British American Tobacco Malaysia Berhad                                             19,000                247,556
Bumiputra-Commerce Holdings Berhad                                                  270,599                916,007
Carlsberg Brewery Malaysia Berhad                                                    78,000                109,307
Kumpulan Guthrie Berhad                                                             101,000                188,590
Malaysian Airlines System Berhad (a)                                                 54,000                 92,165
MISC Berhad                                                                         245,200                702,459
Multi-Purpose Holdings Berhad                                                       204,000                131,300
Resorts World Berhad                                                                845,000                846,103
Sime Darby Berhad                                                                   131,200                364,935
                                                                                                    --------------
                                                                                                         3,598,422
                                                                                                    --------------
MEXICO -- 0.3%
America Movil SA de CV, Series L - ADR                                                2,400                148,632
Grupo Televisa SA - SPADR                                                            21,900                604,659
Telefonos de Mexico SA de CV, Series L - SPADR                                        1,600                 60,624
                                                                                                    --------------
                                                                                                           813,915
                                                                                                    --------------
NETHERLANDS -- 4.7%
Arcelor Mittal                                                                       28,695              1,793,532
Heineken NV                                                                          18,450              1,083,696
ING Groep NV - CVA                                                                   53,566              2,358,796
Koninklijke (Royal) KNP NV                                                           49,450                820,216
Koninklijke (Royal) Philips Electronics NV                                           23,782              1,008,190
Koninklijke Boskalis Westminster NV                                                  18,540                737,068
Reed Elsevier NV                                                                     87,502              1,668,055
Royal Dutch Shell plc, Class A                                                       87,435              3,572,651
Royal Dutch Shell plc, Class B                                                       26,491              1,106,234
Vedior NV - CVA                                                                       5,600                167,357
Wolters Kluwer NV                                                                    20,457                624,221
                                                                                                    --------------
                                                                                                        14,940,016
                                                                                                    --------------
NEW ZEALAND -- 0.4%
PGG Wrightson Ltd.                                                                  164,038                217,343
Telecom Corp. of New Zealand Ltd.                                                   342,482              1,201,080
                                                                                                    --------------
                                                                                                         1,418,423
                                                                                                    --------------
NORWAY -- 0.3%
DNB NOR ASA                                                                          37,100                475,876
Statoil ASA                                                                          20,200                625,189
                                                                                                    --------------
                                                                                                         1,101,065
                                                                                                    --------------
PHILIPPINES (THE) -- 1.3%
ABS-CBN Broadcasting Corp.                                                          555,800                383,224
Ayala Corp.                                                                         171,168              2,011,278
Banco de Oro-EPCI, Inc.                                                              93,400                139,999
Benpres Holdings Corp. (a)                                                        1,092,000                124,879
DMCI Holdings, Inc.                                                                 480,000                 97,237
Globe Telecom, Inc.                                                                  41,250              1,206,687
Jollibee Foods Corp.                                                                252,000                285,916
                                                                                                    --------------
                                                                                                         4,249,220
                                                                                                    --------------
RUSSIA -- 0.1%
LUKOIL - SPADR                                                                        4,300                329,810
                                                                                                    --------------

SINGAPORE -- 2.4%
BIL International Ltd.                                                              433,000                444,033
Great Eastern Holdings Ltd.                                                          63,000                760,673
Jardine Matheson Holdings Ltd.                                                      115,020              2,737,476
Jardine Strategic Holdings Ltd.                                                     123,312              1,640,050
Mandarin Oriental International Ltd.                                                 88,881                198,205
Oversea-Chinese Banking Corp.                                                       151,000                901,465
Stats Chippac Ltd. (a)                                                              643,000                739,432
United Industrial Corp. Ltd.                                                         36,000                 82,349
Yellow Pages Singapore Ltd.                                                          46,000                 41,135
                                                                                                    --------------
                                                                                                         7,544,818
                                                                                                    --------------
SOUTH AFRICA -- 1.4%
Anglo Platinum Ltd.                                                                   2,500                410,510
City Lodge Hotels Ltd.                                                                7,408                 83,772
FirstRand Ltd.                                                                      146,916                461,974
Gold Fields Ltd.                                                                      7,886                122,292
Hosken Consolidated Investments Ltd. (a)                                             20,000                224,966
JD Group Ltd.                                                                         9,926                 99,641
Nedbank Group Ltd.                                                                   30,044                557,622
New Clicks Holdings Ltd.                                                             33,000                 67,566
RMB Holdings Ltd.                                                                   165,000                770,611
Standard Bank Group Ltd.                                                             56,660                788,736
Sun International Ltd.                                                               49,038              1,013,297
                                                                                                    --------------
                                                                                                         4,600,987
                                                                                                    --------------
SOUTH KOREA -- 0.6%
Daelim Industrial Co. Ltd.                                                            5,443                809,666
Hyundai Motor Co.                                                                       950                 74,919
Kookmin Bank                                                                          1,200                105,121
Korea Electric Power Corp.                                                              950                 42,148
Korea Gas Corp.                                                                      11,070                715,186
POSCO                                                                                   200                 95,966
Samsung Electronics Co. Ltd.                                                            170                103,858
                                                                                                    --------------
                                                                                                         1,946,864
                                                                                                    --------------
SPAIN -- 4.0%
Acciona SA                                                                            6,800              1,845,388
Acerinox SA                                                                          43,520              1,060,281
Banco Popular Espanol SA                                                             50,020                930,865
Banco Santander Central Hispano SA                                                  158,380              2,913,789
Iberdrola SA                                                                         32,081              1,791,488
Prosegur, Compania de Seguridad SA                                                    6,700                256,630
Sogecable SA (a)                                                                      4,625                193,605
Telefonica SA                                                                       165,510              3,679,033
Viscofan SA                                                                           9,950                230,707
                                                                                                    --------------
                                                                                                        12,901,786
                                                                                                    --------------
SWEDEN -- 1.1%
Assa Abloy AB                                                                        30,700                677,142
Ericsson, Class B                                                                   227,820                908,788
Hoganas AB, Class B                                                                  10,000                296,714
Modern Times Group MTG AB, Class B                                                    1,400                 90,448
Svenska Cellulosa AB (SCA) - Class B                                                 39,900                668,119
Svenska Handelsbanken, Class A                                                       30,600                856,848
                                                                                                    --------------
                                                                                                         3,498,059
                                                                                                    --------------
SWITZERLAND -- 2.6%
Adecco SA                                                                            10,300                795,053
Compagnie Financiere Richemonte AG (UNIT)                                            19,700              1,176,852
Geberit AG                                                                            4,200                716,612
Logitech International SA (a)                                                        23,260                616,346
Novartis AG                                                                          70,132              3,947,587
Phonak Holding AG                                                                     1,785                160,363
PubliGroupe SA                                                                          510                175,972
Roche Holding AG                                                                      5,015                889,628
                                                                                                    --------------
                                                                                                         8,478,413
                                                                                                    --------------
TAIWAN -- 0.5%
Asustek Computer, Inc. - GDR                                                        249,531                681,176
Chunghwa Telecom Co. Ltd. - ADR                                                      28,254                532,870
Taiwan Semiconductor Manufacturing Co. Ltd.                                         117,585                253,550
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                   6,331                 70,470
                                                                                                    --------------
                                                                                                         1,538,066
                                                                                                    --------------
THAILAND -- 1.0%
Advanced Info Service PCL                                                           435,100              1,089,332
GMM Grammy PCL                                                                      132,000                 30,587
Kasikornbank PCL                                                                    163,000                360,958
Matichon PCL                                                                        330,000                 78,378
MBK PCL                                                                              89,000                137,915
Post Publishing PCL                                                                 240,000                 49,008
Siam Cement PCL                                                                      64,000                496,705
Siam Cement PCL - NVDR (a)                                                           94,800                713,699
Thai Union Frozen Products PCL - NVDR (a)                                           388,339                278,914
Thanachart Capital PCL                                                              178,000                 74,757
                                                                                                    --------------
                                                                                                         3,310,253
                                                                                                    --------------
TURKEY -- 0.2%
Akbank TAS                                                                           84,286                465,899
                                                                                                    --------------

UNITED KINGDOM -- 16.0%
AMEC plc                                                                             14,430                169,316
Anglo American plc - ADR                                                             27,462                805,735
Arriva plc                                                                           68,482                938,998
Aviva plc                                                                            55,611                825,849
BAE Systems plc                                                                     158,970              1,287,978
Barclays plc                                                                         78,200              1,085,227
BG Group plc                                                                        118,917              1,952,256
BP plc                                                                              336,599              4,055,099
BT Group plc                                                                         60,000                398,689
Bunzl plc                                                                            23,767                328,989
Cable & Wireless plc                                                                319,300              1,240,197
Capita Group plc                                                                     90,450              1,310,897
Carnival plc                                                                         13,856                659,796
Compass Group plc                                                                   224,807              1,554,134
Daily Mail & General Trust NV - Class A                                               5,750                 87,778
Devro plc                                                                            63,600                142,700
Diageo plc                                                                           52,404              1,088,563
Enodis plc                                                                          146,400                577,002
Enterprise Inns plc                                                                  48,875                673,088
First Choice Holidays plc                                                            76,100                484,237
GKN plc                                                                             139,199              1,110,267
GlaxoSmithKline plc                                                                 143,871              3,768,857
Hanson plc                                                                           67,850              1,466,560
Hays plc                                                                            117,130                399,253
HBOS plc                                                                            122,519              2,409,890
HMV Group plc                                                                         9,000                 21,417
Homeserve plc                                                                         2,100                 75,200
ICAP plc                                                                             91,700                903,833
Informa plc                                                                          75,800                842,622
Intertek Group plc                                                                   41,800                819,533
Invensys plc (a)                                                                    108,976                829,809
INVESCO plc                                                                          55,590                716,604
ITV plc                                                                             196,000                446,586
Ladbrokes plc                                                                        30,470                263,531
Lloyds TSB Group plc                                                                208,288              2,327,810
Northgate plc                                                                         4,860                 99,567
Provident Financial plc                                                              41,102                573,788
Reckitt Benckiser plc                                                                22,660              1,240,764
Reed Elsevier plc                                                                    75,700                977,656
Rexam plc                                                                            58,000                578,705
Rio Tinto plc                                                                        24,225              1,850,642
Rolls-Royce Group plc (a)                                                            14,660                157,670
Royal & Sun Alliance Insurance Group plc                                             45,800                133,535
Royal Bank of Scotland Group plc                                                    169,734              2,146,586
Sage Group plc                                                                      168,300                787,480
Smiths Group plc                                                                     17,300                410,920
Smiths Group plc (Deferred Shares) (b)                                               25,950                      0
Sportingbet plc (a)                                                                   9,700                 11,200
Stagecoach Group plc                                                                134,366                488,000
Tesco plc                                                                           118,100                988,650
Thomas Cook Group plc (a)                                                           138,833                903,281
TI Automotive Ltd., Class A (a)(b)(c)                                                37,500                      1
Unilever plc                                                                         84,211              2,717,630
Vodafone Group plc                                                                  188,387                633,912
WPP Group plc                                                                        38,400                574,441
                                                                                                    --------------
                                                                                                        51,342,728
                                                                                                    --------------
UNITED STATES -- 0.2%
NII Holdings, Inc., Class B (a)                                                       5,800                468,292
                                                                                                    --------------
Total Common Stocks
  (Cost $147,623,653)                                                                                  253,788,676
                                                                                                     -------------

COMMINGLED INVESTMENT VEHICLES -- 14.5%

EXCHANGE-TRADED FUNDS -- 2.7%
iShares MSCI EAFE Index Fund                                                         28,700              2,314,081
iShares MSCI Emerging Markets Index Fund                                             50,000              6,568,500
                                                                                                    --------------
Total Exchange-Traded Funds
  (Cost $5,442,419)                                                                                      8,882,581
                                                                                                    --------------

PRIVATE INVESTMENT FUNDS -- 11.8% }D{
Convexity Capital Offshore, LP (a)(b)(c)(e)                                                             13,818,905
Lansdowne UK Equity Fund Ltd., LP (a)(b)(c)(e)                                       54,038             15,693,499
Tosca (a)(b)(c)(e)                                                                   65,654              8,376,422
                                                                                                    --------------
Total Private Investment Funds
  (Cost $23,700,000)                                                                                    37,888,826
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $29,142,419)                                                                                    46,771,407
                                                                                                    --------------

PREFERRED STOCKS -- 0.4%
Cia Vale Do Rio Doce (Brazil)                                                        20,520                771,122
Hyundai Motor Co., Ltd. (South Korea)                                                 7,780                371,921
                                                                                                    --------------
Total Preferred Stocks
  (Cost $580,591)                                                                                        1,143,043
                                                                                                    --------------

                                                                                    NUMBER
                                                                                   OF RIGHTS
RIGHTS -- 0.0%
New World Development Ltd., Expiring
  07/04/07 (Hong Kong) (a)                                                            4,043                      0
                                                                                                    --------------
Total Rights
  (Cost $0)                                                                                                      0
                                                                                                    --------------

                                                                                  NUMBER OF
                                                                                  WARRANTS

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk-Warrants, Expiring 7/10/2009 (Indonesia) (a)               1,266,980                 35,759
Matahari Putra Prima Tbk-Warrants, Expiring 7/12/2010 (Indonesia) (a)               370,825                  5,253
Multi-Purpose Holdings Berhad Warrants, Expiring 2/26/2009 (Malaysia) (a)            20,400                  9,395
                                                                                                    --------------
Total Warrants
  (Cost $16,955)                                                                                            50,407
                                                                                                    --------------

                                      INTEREST      MATURITY           PRINCIPAL
                                        RATE          DATE               AMOUNT
SHORT-TERM INVESTMENTS -- 4.9%

REPURCHASE AGREEMENTS -- 3.1%
Investors Bank & Trust Co.
  Repurchase Agreement issued
  06/29/06 (proceeds at maturity
  $9,866,495) (Collateralized by a
  $8,192,626 FHR 2577 FC, 5.820%,
  due 02/15/33 with a market value,
  including accrued interest, of
  $8,344,417), and a $1,882,095 SBA
  Pool #506323, 8.125%, due 03/25/28
  with a market value, including
  accrued interest, of $2,012,381)
  (Cost $9,863,618)                     3.500%         07/02/07            $  9,863,618             $    9,863,618
                                                                                                    --------------
                                                      MATURITY              PRINCIPAL
                                                        DATE                  AMOUNT                    VALUE

US TREASURY SECURITIES -- 1.8%
US Treasury Bill (g)                                   11/23/07            $  1,000,000             $      981,172
US Treasury Bill (f)(g)                                12/13/07               5,000,000                  4,890,710
                                                                                                    --------------
Total US Treasury Securities
  (Cost $5,872,622)                                                                                      5,871,882
                                                                                                    --------------
Total Short-Term Investments
  (Cost $15,736,240)                                                                                    15,735,500
                                                                                                    --------------
Total Investments -- 98.8%
  (Cost $193,099,858)                                                                                  317,489,033
Other Assets in Excess of Liabilities -- 1.2%                                                            3,863,111
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $  321,352,144
                                                                                                    ==============

  ADR  American Depositary Receipt
  CVA  Certificaaten van aandelen (share certificates)
 EAFE  Europe, Australasia, and Far East
  FHR  Freddie Mac REMIC
  GDR  Global Depositary Receipt
 MSCI  Morgan Stanley Capital International
 NVDR  Non-Voting Depositary Receipt
  SBA  Small Business Administration
  SCA  Sociedad en Comandita por Acciones
SPADR  Sponsored ADR
 UNIT  A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
 VVPR  Verminderde Voorheffing Precompte Reduit (France dividend coupon)

  (a)  Non-income producing security.
  (b)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2007, and were valu ed in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

       INVESTMENT                                                            DATE OF ACQUISITION         COST
       Aeroplane Income Fund Registered, Class D                              01/08/07-05/22/07          $125,543       $153,318
       Bell Aliant Regional Communications Income Fund                            07/11/06                 16,840         16,628
       Convexity Capital Offshore, LP                                             02/16/06             11,000,000     13,818,905
       Jazz Air Income Fund                                                   03/12/07-05/22/07            23,682         24,649
       Lansdowne UK Equity Fund Ltd., LP                                          05/31/03              8,000,000     15,693,499
       Smiths Group plc (Deferred Shares)                                         06/19/07                      0              0
       TI Automotive Ltd., Class A                                                12/04/00                      0              1
       Tosca                                                                      07/01/04              4,700,000      8,376,422
                                                                                                                   -------------
       Total                                                                                                       $  38,083,422
                                                                                                                   =============

  (c)  Illiquid security.
  (d)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2007. These positions are therefore grouped into their own industry classification.
  (e)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $37,888,826, which represents 11.8% of the fund's net assets.
  (f)  Security or a portion thereof is pledged as initial margin for financial futures contracts.
  (g)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

FINANCIAL FUTURES CONTRACTS

                                                                                         INITIAL
                                                                                        NOTIONAL                     UNREALIZED
 NUMBER OF                                                                               VALUE/        NOTIONAL     APPRECIATION/
 CONTRACTS    TYPE                                                                     (PROCEEDS)       VALUE +     (DEPRECIATION)
              Long Financial Futures Contracts
       28     September 2007 Australian Dollar                                        $  2,345,700   $  2,368,800   $    23,100
       50     September 2007 British Pound                                               6,161,250      6,267,187       105,937
       52     September 2007 CAC40                                                       4,192,257      4,293,425       101,168
       95     September 2007 Canadian Dollar                                             8,918,913      8,954,700        35,787
       16     September 2007 DAX Index                                                   4,174,280      4,364,167       189,887
       59     September 2007 Euro FX GLBX                                                9,845,625     10,006,400       160,775
       40     September 2007 FTSE 100 Index                                              5,248,388      5,327,261        78,873
      126     September 2007 Japanese Yen                                               13,001,625     12,916,575       (85,050)
       10     September 2007 MIB Index                                                   2,849,998      2,860,803        10,804
       85     September 2007 Swiss Franc                                                 8,607,313      8,746,500       139,188
       79     September 2007 Topix Index                                                11,355,990     11,354,711        (1,279)
       67     September 2007 TSE 60 Index                                               10,075,666     10,139,281        63,615
                                                                                                                      ---------
                                                                                                                      $ 822,805
                                                                                                                      =========

FORWARD CURRENCY CONTRACTS

                                                                                         IN EXCHANGE                   UNREALIZED
DESCRIPTION                                                                                  FOR                      DEPRECIATION
Sell Contracts
(pound)2,693,000  Great British Pounds Settling on 07/31/07                               $5,374,797                     $(31,119)
                                                                                                                         ========

+ See Note 3 to the Financial Statements.

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)                                              JUNE 30, 2007

                                                                                 NUMBER
                                                                                OF SHARES               VALUE
COMMON STOCKS -- 62.6%

AEROSPACE AND DEFENSE -- 1.9%
AAR Corp. (a)                                                                        61,500         $    2,030,115
Boeing Co.                                                                            2,800                269,248
Honeywell International, Inc.                                                        13,400                754,152
Lockheed Martin Corp.                                                                 6,600                621,258
Northrop Grumman Corp.                                                                7,900                615,173
Precision Castparts Corp.                                                             4,300                521,848
                                                                                                    --------------
                                                                                                         4,811,794
                                                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.8%
EGL, Inc. (a)                                                                        41,800              1,942,864
                                                                                                    --------------

BEVERAGES -- 0.5%
Coca-Cola Co. (The)                                                                   9,000                470,790
PepsiCo, Inc.                                                                        10,900                706,865
                                                                                                    --------------
                                                                                                         1,177,655
                                                                                                    --------------
BIOTECHNOLOGY -- 0.1%
Gilead Sciences, Inc. (a)                                                             6,800                263,636
                                                                                                    --------------

CaPITAL MARKETS -- 1.3%
Franklin Resources, Inc.                                                              1,700                225,199
Goldman Sachs Group, Inc.                                                             4,300                932,025
Lehman Brothers Holdings, Inc.                                                        3,300                245,916
Merrill Lynch & Co., Inc.                                                             9,800                819,084
Morgan Stanley                                                                       11,100                931,068
                                                                                                    --------------
                                                                                                         3,153,292
                                                                                                    --------------
CHEMICALS -- 1.9%
Dow Chemical Co. (The)                                                                8,800                389,136
Nalco Holding Co.                                                                   125,481              3,444,453
Tronox, Inc.- Class A                                                                56,500                812,470
Tronox, Inc.- Class B                                                                19,000                266,950
                                                                                                    --------------
                                                                                                         4,913,009
                                                                                                    --------------
COMMERCIAL BANKS -- 2.4%
Comerica, Inc.                                                                        7,200                428,184
North Valley Bancorp                                                                 69,300              1,661,121
Prosperity Bancshares, Inc.                                                          46,187              1,513,086
South Financial Group, Inc. (The)                                                    64,000              1,448,960
Wachovia Corp.                                                                        6,800                348,500
Wells Fargo & Co.                                                                    15,400                541,618
                                                                                                    --------------
                                                                                                         5,941,469
                                                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Mine Safety Appliances Co.                                                           40,000              1,750,400
Preview Systems (a)(b)                                                               66,800                    334
                                                                                                    --------------
                                                                                                         1,750,734
                                                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.8%
Andrew Corp. (a)                                                                    210,600              3,041,064
Cisco Systems, Inc. (a)                                                              38,400              1,069,440
Research In Motion Ltd. (Canada) (a)                                                  1,900                379,981
                                                                                                    --------------
                                                                                                         4,490,485
                                                                                                    --------------
COMPUTERS & PERIPHERALS -- 1.1%
EMC Corp. (a)                                                                        15,200                275,120
Hewlett-Packard Co.                                                                  24,200              1,079,804
International Business Machines (IBM)                                                 7,200                757,800
Komag, Inc. (a)                                                                      22,000                701,580
                                                                                                    --------------
                                                                                                         2,814,304
                                                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 3.0%
DeVry, Inc.                                                                          96,000              3,265,920
ITT Educational Services, Inc. (a)                                                   37,100              4,354,798
                                                                                                    --------------
                                                                                                         7,620,718
                                                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
CIT Group, Inc.                                                                       5,600                307,048
Citigroup, Inc.                                                                      27,600              1,415,604
JPMorgan Chase & Co.                                                                 25,900              1,254,855
                                                                                                    --------------
                                                                                                         2,977,507
                                                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                                           22,392                929,268
General Communications, Inc., Class A (a)                                            94,100              1,205,421
Verizon Communications, Inc.                                                         10,100                415,817
                                                                                                    --------------
                                                                                                         2,550,506
                                                                                                    --------------
ELECTRIC UTILITIES -- 1.5%
American Electric Power Co., Inc.                                                     2,000                 90,080
Edison International                                                                  9,500                533,140
FirstEnergy Corp.                                                                     8,500                550,205
Portland General Electric Co.                                                        92,100              2,527,224
                                                                                                    --------------
                                                                                                         3,700,649
                                                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Checkpoint Systems, Inc. (a)                                                        178,200              4,499,550
Rogers Corp. (a)                                                                     49,000              1,813,000
                                                                                                    --------------
                                                                                                         6,312,550
                                                                                                    --------------
FOOD & STAPLES RETAILING -- 0.4%
Kroger Co. (The)                                                                     20,900                587,917
Safeway, Inc.                                                                        14,700                500,241
                                                                                                    --------------
                                                                                                         1,088,158
                                                                                                    --------------
FOOD PRODUCTS -- 0.4%
ConAgra Foods, Inc.                                                                  18,300                491,538
General Mills, Inc.                                                                   9,500                554,990
                                                                                                    --------------
                                                                                                         1,046,528
                                                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Cooper Companies, Inc. (The)                                                         55,598              2,964,485
STERIS Corp.                                                                         91,100              2,787,660
                                                                                                    --------------
                                                                                                         5,752,145
                                                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 5.5%
Aetna, Inc.                                                                          13,200                652,080
AmerisourceBergen Corp.                                                               9,500                469,965
AmSurg Corp. (a)                                                                     25,000                603,500
Cardinal Health, Inc.                                                                 8,300                586,312
CIGNA Corp.                                                                          10,800                563,976
Express Scripts, Inc. (a)                                                             4,800                240,048
LifePoint Hospitals, Inc. (a)                                                        74,447              2,879,610
Lincare Holdings, Inc. (a)                                                           20,000                797,000
McKesson Corp.                                                                        9,500                566,580
Medco Health Solutions, Inc. (a)                                                      5,800                452,342
Odyssey HealthCare, Inc. (a)                                                        105,100              1,246,486
Owens & Minor, Inc.                                                                  50,800              1,774,952
PharmChem, Inc. (a)(b)                                                              269,200                  2,154
Universal Health Services, Inc., Class B                                             37,000              2,275,500
Wellpoint, Inc. (a)                                                                   8,400                670,572
                                                                                                    --------------
                                                                                                        13,781,077
                                                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Applebee's International, Inc.                                                       50,000         $    1,205,000
McDonald's Corp.                                                                      4,600                233,496
Ruby Tuesday, Inc.                                                                   65,000              1,711,450
Yum! Brands, Inc.                                                                    17,600                575,872
                                                                                                    --------------
                                                                                                         3,725,818
                                                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.2%
Kimberly-Clark Corp.                                                                  4,500                301,005
Procter & Gamble Co.                                                                  3,200                195,808
                                                                                                    --------------
                                                                                                           496,813
                                                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 0.1%
3M Co.                                                                                2,600                225,654
                                                                                                    --------------

INSURANCE -- 4.4%
Allstate Corp. (The)                                                                 10,200                627,402
Arthur J. Gallagher & Co.                                                            50,000              1,394,000
Brown & Brown, Inc.                                                                  60,000              1,508,400
Chubb Corp.                                                                           8,500                460,190
Hilb, Rogal & Hobbs Co.                                                              42,200              1,808,692
Loews Corp.                                                                          12,700                647,446
Montpelier Re Holdings Ltd. (Bermuda)                                               116,500              2,159,910
Platinum Underwriters Holdings Ltd. (Bermuda)                                        49,100              1,706,225
Principal Financial Group                                                             3,700                215,673
Travelers Companies, Inc. (The)                                                      11,500                615,250
                                                                                                    --------------
                                                                                                        11,143,188
                                                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.0%
Geerlings & Wade, Inc. (a)                                                           66,300                 66,963
                                                                                                    --------------

IT SERVICES -- 2.5%
Automatic Data Processing, Inc.                                                       4,000                193,880
Computer Sciences Corp. (a)                                                           2,600                153,790
Fiserv, Inc. (a)                                                                      9,800                556,640
MoneyGram International, Inc.                                                        96,500              2,697,175
Wright Express Corp. (a)                                                             75,800              2,597,666
                                                                                                    --------------
                                                                                                         6,199,151
                                                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Thermo Fisher Scientific, Inc. (a)                                                   38,400              1,986,048
                                                                                                    --------------

MACHINERY -- 1.1%
Caterpillar, Inc.                                                                     7,900                618,570
Crane Co.                                                                            19,700                895,365
Eaton Corp.                                                                           2,400                223,200
Ingersoll-Rand Co. Ltd. (Bermuda)                                                    11,400                624,948
Parker-Hannifin Corp.                                                                 5,200                509,132
                                                                                                    --------------
                                                                                                         2,871,215
                                                                                                    --------------
MEDIA -- 3.0%
Cox Radio, Inc., Class A (a)                                                        176,036              2,506,753
DIRECTV Group, Inc. (The) (a)                                                        24,500                566,195
EchoStar Communications Corp., Class A (a)                                           11,100                481,407
Liberty Global, Inc., Class A (a)                                                     9,600                393,984
Live Nation, Inc. (a)                                                                85,000              1,902,300
McGraw-Hill Companies, Inc. (The)                                                     9,900                673,992
Time Warner, Inc.                                                                    43,400                913,136
                                                                                                    --------------
                                                                                                         7,437,767
                                                                                                    --------------
METALS AND MINING -- 0.6%
Alcan, Inc.                                                                           6,600                536,580
Nucor Corp.                                                                          10,000                586,500
Pacific Rim Mining Corp. (Canada) (a)(c)                                             35,000                 37,450
Southern Copper Corp.                                                                 3,500                329,910
                                                                                                    --------------
                                                                                                         1,490,440
                                                                                                    --------------
MULTILINE RETAIL -- 2.6%
Big Lots, Inc. (a)                                                                  110,125              3,239,877
JC Penney Co., Inc.                                                                   4,900                354,662
Kohl's Corp. (a)                                                                      8,400                596,652
Macy's, Inc.                                                                          7,500                298,350
Saks, Inc.                                                                          100,000              2,135,000
                                                                                                    --------------
                                                                                                         6,624,541
                                                                                                    --------------
MULTI-UTILITIES -- 0.6%
PNM Resources, Inc.                                                                  47,300              1,314,467
Public Service Enterprise Group, Inc.                                                 3,200                280,896
                                                                                                    --------------
                                                                                                         1,595,363
                                                                                                    --------------
OFFICE ELECTRONICS -- 0.6%
Zebra Technologies Corp., Class A (a)                                                41,700              1,615,458
                                                                                                    --------------

OIL, GAS & CONSUMABLE FUELS -- 4.5%
Chevron Corp.                                                                        15,700              1,322,568
ConocoPhillips                                                                        6,692                525,322
Encana Corp. (Canada)                                                                 4,100                251,945
Encore Acquisition Co. (a)                                                           97,500              2,710,500
Exxon Mobil Corp.                                                                    30,300              2,541,564
Marathon Oil Corp.                                                                   12,400                743,504
Petro (Canada)                                                                        5,500                292,380
Pogo Producing Co.                                                                   30,000              1,523,700
Stone Energy Corp. (a)                                                               24,000                822,240
Valero Energy Corp.                                                                   8,900                657,354
                                                                                                    --------------
                                                                                                        11,391,077
                                                                                                    --------------
PERSONAL PRODUCTS -- 0.1%
Estee Lauder Companies, Inc. (The),
  Class A                                                                             7,300                332,223
                                                                                                    --------------

PHARMACEUTICALS -- 1.2%
Forest Laboratories, Inc. (a)                                                         7,200                328,680
Johnson & Johnson                                                                    14,500                893,490
Pfizer, Inc.                                                                         41,900              1,071,383
Salix Pharmaceuticals Ltd. (a)                                                       58,800                723,240
                                                                                                    --------------
                                                                                                         3,016,793
                                                                                                    --------------
REAL ESTATE -- 0.2%
Brookfield Asset Managment, Inc., Class A
  (Canada)                                                                           13,200                526,680
                                                                                                    --------------

ROAD & RAIL -- 0.3%
Norfolk Southern Corp.                                                                7,700                404,789
Union Pacific Corp.                                                                   3,200                368,480
                                                                                                    --------------
                                                                                                           773,269
                                                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
Applied Materials, Inc.                                                              28,100                558,347
Cabot Microelectronics Corp. (a)                                                     81,500              2,892,435
Texas Instruments, Inc.                                                              16,200                609,606
                                                                                                    --------------
                                                                                                         4,060,388
                                                                                                    --------------
SOFTWARE -- 1.1%
Intuit, Inc. (a)                                                                      7,600                228,608
Microsoft Corp.                                                                      55,600              1,638,532
NexPrise, Inc. (a)(b)                                                                28,553                 14,277
Oracle Corp. (a)                                                                     38,600                760,806
Symantec Corp. (a)                                                                   11,500                232,300
                                                                                                    --------------
                                                                                                         2,874,523
                                                                                                    --------------
SPECIALTY RETAIL -- 1.0%
Sally Beauty Holdings, Inc. (a)                                                      84,700                762,300
Zale Corp. (a)                                                                       77,000              1,833,370
                                                                                                    --------------
                                                                                                         2,595,670
                                                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a)                                                                      13,000                616,070
Nike, Inc., Class B                                                                  10,000                582,900
                                                                                                    --------------
                                                                                                         1,198,970
                                                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 2.7%
BankUnited Financial Corp., Class A                                                  62,000              1,244,340
Countrywide Financial Corp.                                                          13,900                505,265
Downey Financial Corp.                                                               31,395              2,071,442
People's United Financial, Inc.                                                     121,200              2,148,876
Washington Mutual, Inc.                                                              16,700                712,088
                                                                                                    --------------
                                                                                                         6,682,011
                                                                                                    --------------
TOBACCO -- 0.1%
Reynolds American, Inc.                                                               5,200                339,040
                                                                                                    --------------

TRADING COMPANIES & DISTRIBUTORS -- 0.6%
United Rentals, Inc. (a)                                                             50,200              1,633,508
                                                                                                    --------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Rogers Communications, Inc., Class B (Canada)                                         8,100                344,169
Sprint Nextel Corp.                                                                  26,200                542,602
                                                                                                    --------------
                                                                                                           886,771
                                                                                                    --------------
Total Common Stocks
  (Cost $119,359,532)                                                                                  157,878,422
                                                                                                    --------------

COMMINGLED INVESTMENT VEHICLES -- 21.5%

PRIVATE INVESTMENT FUNDS -- 21.5% }D{
Adage Capital Partners, LP (a)(b)(c)(e)                                          33,082,952
Freeman Fair Value Fund I, LP (a)(c)(e)                                          21,022,398
Gotham Partners, LP (a)(b)(c)(e)                                                    138,066
                                                                                                    --------------
                                                                                                        54,243,416
                                                                                                    --------------
Total Commingled Investment Vehicles
  (Cost $38,507,879)                                                                                    54,243,416
                                                                                                    --------------

                                      INTEREST         MATURITY            PRINCIPAL
                                        RATE             DATE                AMOUNT

SHORT-TERM INVESTMENTS -- 16.1%

REPURCHASE AGREEMENTS -- 3.4%
Investors Bank & Trust Repurchase

Agreement issued 06/30/07 (proceeds
  at maturity $8,671,127)
  (Collateralized by a $7,923,063
  FNMA, 4.383%, due 07/1/33 with a
  market value, including accrued
  interest, $7,897,588 and by a
  $1,143,318 SBA, 8.625%, due
  07/25/15 with a market value,
  including accrued interest, of
  $1,204,440) (Cost $8,668,599)         3.500%         07/02/07            $  8,668,599             $    8,668,599
                                                                                                    --------------

US TREASURY SECURITIES -- 12.7%
US Treasury Bill (f)(g)                                09/06/07               2,000,000                  1,982,810
US Treasury Bill (f)                                   11/01/07              10,000,000                  9,840,960
US Treasury Bill (f)                                   11/15/07               5,000,000                  4,911,219
US Treasury Bill (f)                                   11/23/07               4,000,000                  3,924,688
US Treasury Bill (f)                                   12/13/07              10,500,000                 10,270,492
US Treasury Bill (f)                                   12/27/07               1,000,000                    976,539
                                                                                                    --------------
Total US Treasury Securities
  (Cost $31,900,677)                                                                                    31,906,708
                                                                                                    --------------
Total Short-Term Investments
  (Cost $40,569,276)                                                                                    40,575,307
                                                                                                    --------------
Total Investments -- 100.2%
  (Cost $198,436,687)                                                                                  252,697,145
Liabilities in Excess of Other Assets -- (0.2%)                                                           (590,276)
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $  252,106,869
                                                                                                    ==============

 FNMA  Fannie Mae

  SBA  Small Business Administration

  (a)  Non-income producing security.

  (b)  Illiquid security.

  (c)  Restricted Securities. The following restricted securities were held by the fund as of June 30, 2007, and were valu ed in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. All of the below securities are illiquid, with the exception of Freeman Fair
       Value Fund I, LP, and Pacific Rim Mining Corp. (Canada). TIP's board of directors deemed Pacific Rim Mining Corp.
       (Canada) to be liquid. The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ab ility to redeem the private investment fund interest upon seven days' notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the
       Securities Act of 1933 that may also be deemed restricted.


       INVESTMENT                                                      DATE OF ACQUISITION       COST           VALUE
       Adage Capital Partners, LP                                       01/01/02-06/30/03      $19,847,065   $ 33,082,952
       Freeman Fair Value Fund I, LP                                    10/01/04-12/31/04       18,000,000     21,022,398
       Gotham Partners, LP                                                   06/29/97              660,814        138,066
       Pacific Rim Mining Corp. (Canada)                                     06/01/04              100,800         37,450
                                                                                                             ------------
       Total                                                                                                 $ 54,280,866
                                                                                                             ============

  (d)  Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2007. These positions are therefore grouped into their own industry classification.
  (e)  Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $54,243,416, which represents 21.5% of the fund's net assets.
  (f)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
  (g)  Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS

                                                                                           INITIAL
                                                                                          NOTIONAL
 NUMBER OF                                                                                 VALUE/        NOTIONAL      UNREALIZED
 CONTRACTS    TYPE                                                                       (PROCEEDS)       VALUE +     DEPRECIATION
              Long Financial Futures Contracts
      287     September 2007 S&P 500 Index                                              $111,108,463   $108,729,950   $(2,378,513)
                                                                                                                      -----------

              Short Financial Futures Contracts
       18     September 2007 Midcap 400 Index                                             (8,088,750)    (8,137,800)      (49,050)
       90     September 2007 Russell 2000 Index                                          (37,746,000)   (37,894,500)     (148,500)
                                                                                                                      -----------
                                                                                                                         (197,550)
                                                                                                                      -----------
                                                                                                                      $(2,576,063)
                                                                                                                      ===========

+ See Note 3 to the Financial Statements.

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND/SCHEDULE OF INVESTMENTS (UNAUDITED)                                             JUNE 30, 2007

                                      INTEREST        MATURITY             PRINCIPAL
                                        RATE            DATE                 AMOUNT                     VALUE
SHORT-TERM INVESTMENTS -- 100.3%

TIME DEPOSIT -- 0.8% Investors Bank & Trust Co.
  (Cost $992,000)                       5.000%         07/02/07            $    992,000             $      992,000
                                                                                                    -------------

US TREASURY SECURITIES -- 99.5%
US Treasury Bill (a)                                   09/06/07              13,000,000                 12,888,265
US Treasury Bill (a)                                   11/08/07              26,000,000                 25,569,388
US Treasury Bill (a)                                   11/23/07              17,000,000                 16,679,924
US Treasury Bill (a)                                   11/29/07               2,000,000                  1,960,750
US Treasury Bill (a)                                   12/06/07               8,000,000                  7,834,696
US Treasury Bill (a)                                   12/13/07              39,000,000                 38,147,538
US Treasury Bill (a)                                   12/20/07               5,000,000                  4,887,660
US Treasury Bill (a)                                   12/27/07              22,000,000                 21,483,858
                                                                                                    --------------
Total US Treasury Securities
  (Cost $129,427,777)                                                                                  129,452,079
                                                                                                    --------------
Total Short-Term Investments
  (Cost $130,419,777)                                                                                  130,444,079
                                                                                                    --------------
Total Investments -- 100.3%
  (Cost $130,419,777)                                                                                  130,444,079
Liabilities  in  Excess  of  Other  Assets  -- (0.3%)                                                     (382,510)
                                                                                                    --------------
Net Assets -- 100.0%                                                                                $  130,061,569
                                                                                                    ==============

(a)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
                                                        TIFF INVESTMENT PROGRAM

                                     [LOGO]
                              FINANCIAL STATEMENTS
                                      AND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                                     JUNE 30, 2007

                                                                         TIFF              TIFF          TIFF            TIFF
                                                                      MULTI-ASSET      INTERNATIONAL   US EQUITY       SHORT-TERM
                                                                         FUND           EQUITY FUND      FUND            FUND
ASSETS
Investments in securities, at value (cost: $1,720,212,858;
  $183,236,240; $189,768,088; $130,419,777)                         $2,048,213,439     $307,625,415   $244,028,546    $130,444,079
Repurchase agreements (cost: $34,577,268; $9,863,618; $8,668,599;
  $--)                                                                  34,577,268        9,863,618      8,668,599             --
Cash                                                                       261,112           58,836         34,769         13,593
Deposit with broker for short sales                                     10,978,495               --             --             --
Due from broker for futures variation margin                             2,053,274          544,952         31,050             --
Cash denominated in foreign currencies (cost: $1,314,549; $531,142;
  $--; $--)                                                              1,321,914          535,003             --             --
Receivables for:
  Investment securities sold                                             9,899,686        4,087,358        205,650      9,831,565
  Interest                                                               4,349,110            2,115          1,774          2,836
  Dividends                                                              1,417,194          631,284        173,380             --
  Capital stock sold                                                    20,338,690               --             --      2,029,869
                                                                    -------------------------------------------------------------
TOTAL ASSETS                                                         2,133,410,182      323,348,581    253,143,768    142,321,942
                                                                    -------------------------------------------------------------
LIABILITIES
Reverse repurchase argreements (Note 7)                                 28,320,300               --             --             --
Securities sold short, at value (proceeds: $6,963,564; $--; $--;
  $--)                                                                   6,594,234               --             --             --
Open swap contracts                                                          2,761               --             --             --
Payable for:
  Capital stock repurchased                                                     --               --        228,601     12,109,597
  Investment securities purchased                                       22,354,174          830,136        653,904             --
  Cover of securities sold short                                         3,216,098               --             --             --
  Other accrued expenses                                                   779,408          403,092         91,979         41,347
  Money manager fees                                                       104,916           40,338             --             --
  Dividends on securities sold short                                        58,462               --             --             --
  Interest on reverse repurchase agreements                                 36,698               --             --             --
  Distributions                                                          6,636,393          691,752         62,415        109,429
Unrealized depreciation on forward currency contracts                       49,157           31,119             --             --
                                                                    -------------------------------------------------------------
TOTAL LIABILITIES                                                       68,152,601        1,996,437      1,036,899     12,260,373
                                                                    -------------------------------------------------------------

NET ASSETS                                                          $2,065,257,581     $321,352,144   $252,106,869   $130,061,569
                                                                    =============================================================

SHARES OUTSTANDING (500,000,000 AUTHORIZED SHARES, PAR VALUE
  $0.001 FOR EACH FUND)                                                118,573,739       16,653,770     15,640,818     13,340,195
                                                                    =============================================================

NET ASSET VALUE PER SHARE                                           $        17.42     $      19.30   $      16.12   $       9.75
                                                                    =============================================================

COMPONENTS OF NET ASSETS:
  Capital stock                                                     $1,703,765,970     $189,489,549   $186,270,077   $133,335,770
  Undistributed (distribution in excess of) net investment income      (25,088,482)      (9,953,129)    (1,520,857)        19,871
  Accumulated net realized gain (loss) on investments                   58,533,143       16,621,094     15,673,254     (3,318,374)
  Net unrealized appreciation (depreciation) on investments and
  foreign currencies                                                   328,046,950      125,194,630     51,684,395         24,302
                                                                    -------------------------------------------------------------
                                                                    $2,065,257,581     $321,352,144   $252,106,869   $130,061,569
                                                                    =============================================================

----------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED JUNE 30, 2007

                                                                           TIFF             TIFF             TIFF         TIFF
                                                                        MULTI-ASSET      INTERNATIONAL     US EQUITY   SHORT-TERM
                                                                           FUND          EQUITY FUND         FUND         FUND
INVESTMENT INCOME
Interest                                                               $ 24,266,116     $   464,205     $   716,991    $2,722,680
Dividends (net of foreign withholding taxes of $548,696; $408,974;
  $1,608; $--)                                                            9,398,273       4,657,748         768,223            --
                                                                       ----------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  33,664,389       5,121,953       1,485,214     2,722,680
                                                                       ----------------------------------------------------------
OPERATING EXPENSES
Investment advisory fees                                                  1,559,077         233,077         175,362        16,186
Money manager fees                                                        2,304,844         710,835         445,359            --
Custodian and accounting fees                                               657,607         199,012          81,293        14,535
Administration and transfer agent fees                                      452,425          78,269          59,711        28,843
Member recordkeeping fees                                                    17,753          13,679          13,586        14,913
Professional fees                                                           127,766          24,906          24,188         9,480
Operations monitoring agent fee                                             169,859          29,052          21,963        10,204
Chief compliance officer fees                                                54,217           9,093           6,796         3,128
Insurance                                                                    21,185           3,981           3,092         1,448
Registration and filing fees                                                 17,515          11,601          11,050        11,988
Interest (Note 7)                                                           628,013              --              --            --
Dividends on securities sold short                                          214,212              --              --            --
Miscellaneous fees and other                                                127,930          17,138           8,652         2,011
                                                                       ----------------------------------------------------------
TOTAL OPERATING EXPENSES                                                  6,352,403       1,330,643         851,052       112,736
                                                                       ----------------------------------------------------------
NET INVESTMENT INCOME                                                    27,311,986       3,791,310         634,162     2,609,944
                                                                       ----------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  Investments (net of foreign withholding taxes on capital gains of
    $60,855; $219,703; $--; $--)                                         33,429,975      10,449,307      13,145,070       104,954
  Short sales                                                            (5,966,944)             --              --            --
  Swap agreements                                                         8,460,883              --              --            --
  Financial futures contracts                                            23,411,580       3,781,806       4,949,949            --
  Forward currency contracts and foreign currency-related
  transactions                                                              (47,593)       (113,501)              8            --
                                                                       ----------------------------------------------------------
NET REALIZED GAIN                                                        59,287,901      14,117,612      18,095,027       104,954

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
  AND FOREIGN CURRENCIES                                                 65,362,564      22,307,254         382,710       (18,899)
                                                                       ----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCIES                                                            124,650,465      36,424,866      18,477,737        86,055
                                                                       ----------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $151,962,451     $40,216,176     $19,111,899    $2,695,999
                                                                       ==========================================================

----------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   TIFF                    TIFF INTERNATIONAL
                                                                             MULTI-ASSET FUND                  EQUITY FUND
                                                                       -----------------------------   ---------------------------
                                                                        Six Months                      Six Months
                                                                           Ended           Year           Ended           Year
                                                                         6/30/2007         Ended        6/30/2007        Ended
                                                                        (Unaudited)      12/31/2006    (Unaudited)     12/31/2006
INCREASE IN NET ASSETS FROM OPERATIONS

Net investment income                                                $   27,311,986   $   30,482,547   $  3,791,310   $  5,627,444
Net realized gain (loss) on investments and foreign currencies           59,287,901       64,830,448     14,117,612     22,672,124
Net change in unrealized appreciation (depreciation) on
  investments and foreign currencies                                     65,362,564      106,584,302     22,307,254     38,428,889
                                                                     -------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    151,962,451      201,897,297     40,216,176     66,728,457
                                                                     -------------------------------------------------------------

DISTRIBUTIONS
  From net investment income                                            (27,082,968)     (41,635,972)    (4,004,579)   (11,179,600)
  From net realized gains                                                        --      (52,218,574)            --    (17,116,796)
                                                                     -------------------------------------------------------------
DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS                     (27,082,968)     (93,854,546)    (4,004,579)   (28,296,396)
                                                                     -------------------------------------------------------------

CaPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                               336,110,259      458,262,490      6,137,508     14,575,036
Proceeds from distributions reinvested                                   15,603,974       62,644,313      3,312,826     24,627,390
Entry/exit fees                                                           1,752,351        2,754,103        198,751        287,516
Cost of shares redeemed                                                 (12,671,103)     (90,254,414)   (20,316,211)   (23,650,240)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                 340,795,481      433,406,492    (10,667,126)    15,839,702
                                                                     -------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 465,674,964      541,449,243     25,544,471     54,271,763

NET ASSETS
Beginning of period                                                   1,599,582,617    1,058,133,374    295,807,673    241,535,910
                                                                     -------------------------------------------------------------
End of period                                                        $2,065,257,581   $1,599,582,617   $321,352,144   $295,807,673
                                                                     =============================================================
    Including undistributed (distributions in excess of) net
      investment income                                              $  (25,088,482)  $  (25,352,934)   $(9,953,129)   $(9,739,860)
                                                                     -------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold                                                              20,232,883       29,024,597        346,547        894,010
Shares reinvested                                                           909,891        3,926,116        171,649      1,450,820
Shares redeemed                                                            (747,937)      (5,708,540)    (1,084,637)    (1,494,199)
                                                                     -------------------------------------------------------------
NET INCREASE (DECREASE)                                                  20,394,837       27,242,173       (566,441)       850,631
                                                                     -------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

                                                                                   TIFF                           TIFF
                                                                              US EQUITY FUND                 SHORT-TERM FUND
                                                                       ----------------------------   -------------------------
                                                                        Six Months                      Six Months
                                                                           Ended           Year           Ended           Year
                                                                         6/30/2007         Ended        6/30/2007        Ended
                                                                        (Unaudited)      12/31/2006    (Unaudited)     12/31/2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income                                                  $    634,162    $  1,283,392   $  2,609,944  $   4,758,438
Net realized gain (loss) on investments and foreign currencies           18,095,027      18,038,255        104,954       (162,445)
Net change in unrealized appreciation (depreciation) on investments
  and foreign currencies                                                    382,710      13,694,356        (18,899)        (5,342)
                                                                       -----------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     19,111,899      33,016,003      2,695,999      4,590,651
                                                                       -----------------------------------------------------------

DISTRIBUTIONS
  From net investment income                                               (629,620)     (1,372,239)    (2,609,750)    (4,730,004)
  From net realized gains                                                        --     (20,249,653)            --             --
                                                                       -----------------------------------------------------------
DECREASE IN NET ASSETS RESULTING FROM DISTRIBUTIONS                        (629,620)    (21,621,892)    (2,609,750)    (4,730,004)
                                                                       -----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                                22,225,268      18,672,166    103,046,920    165,500,678
Proceeds from distributions reinvested                                      519,051      19,112,907      2,002,808      3,987,415
Entry/exit fees                                                              69,597         127,488             --             --
Cost of shares redeemed                                                  (5,558,002)    (32,276,603)   (74,318,156)  (187,047,682)
                                                                       -----------------------------------------------------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                  17,255,914       5,635,958     30,731,572    (17,559,589)
                                                                       -----------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  35,738,193      17,030,069     30,817,821    (17,698,942)

NET ASSETS
Beginning of period                                                     216,368,676     199,338,607     99,243,748    116,942,690
                                                                       -----------------------------------------------------------
End of period                                                          $252,106,869    $216,368,676   $130,061,569  $  99,243,748
                                                                       ===========================================================

    Including undistributed (distributions in excess of) net
      investment income                                                $ (1,520,857)    $(1,525,399)       $19,871        $19,677
                                                                       -----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (IN SHARES)
Shares sold                                                               1,438,966       1,261,453     10,558,147     16,972,699
Shares reinvested                                                            32,999       1,279,677        205,653        409,519
Shares redeemed                                                            (351,747)     (2,189,571)    (7,617,229)   (19,165,117)
                                                                       -----------------------------------------------------------
NET INCREASE (DECREASE)                                                   1,120,218         351,559      3,146,571     (1,782,899)
                                                                       -----------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS (UNAUDITED)                                                        FOR THE SIX MONTHS ENDED JUNE 30, 2007

                                                                           TIFF             TIFF           TIFF           TIFF
                                                                        MULTI-ASSET    INTERNATIONAL    US EQUITY      SHORT-TERM
                                                                           FUND         EQUITY FUND        FUND           FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations                  $ 151,962,451    $ 40,216,176    $ 19,111,899   $  2,695,999
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
  Investments purchased                                                (674,813,746)    (20,234,993)    (38,113,680)            --
  Investments sold                                                      404,370,098      19,741,974      43,197,361     (9,831,565)
  Purchases to cover securities sold short                              (52,225,451)             --              --             --
  Securities sold short                                                  17,907,155              --              --             --
  (Purchase)/Sale of short term investments, net                        (90,398,807)     10,127,903     (20,875,049)   (32,821,500)
  Decrease in advance purchase of investment                             15,000,000              --              --             --
  (Decrease) in investment redemption received in advance                        --              --      (5,000,000)            --
  Amortization (accretion) of discount and premium, net                  (5,104,722)             --              --             --
  Increase in foreign currency                                             (600,420)       (148,285)             --             --
  (Increase) decrease in interest receivable                             (2,283,171)          1,513           3,501            724
  (Increase) decrease in dividends and tax reclaims receivable             (335,872)       (357,997)          9,451             --
  Decrease in deposit at brokers for securities sold short               27,745,909              --              --             --
  Increase in interest payable                                               34,125              --              --             --
  (Decrease) in dividends payable for securities sold short                 (21,913)             --              --             --
  (Decrease) in variation margin on financial futures contracts          (3,009,937)       (612,577)        (21,550)            --
  Increase in accrued expenses and other liabilities                        514,849          94,691          20,541          1,933
  Net change in unrealized (appreciation) depreciation on investments   (63,435,705)    (21,856,280)     (3,629,873)        18,899
  Net realized (gain) loss from investments                             (33,429,975)    (10,449,307)    (13,145,070)            --
  Net change in unrealized depreciation on securities sold short         (3,403,792)             --              --             --
  Net realized loss from securities sold short                            5,966,944              --              --             --
  Net change in unrealized depreciation on open swap contracts                2,761              --              --             --
  Increase (decrease) in unrealized depreciation on forward foreign
    currency contracts                                                      (73,255)        (74,412)             --             --
                                                                      ------------------------------------------------------------
Net cash from (used in) operating activities                           (305,632,474)     16,448,406     (18,442,469)   (39,935,510)
                                                                      ------------------------------------------------------------

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold                                               317,460,565       6,183,887      22,280,970    101,862,280
Payment on shares redeemed                                              (12,607,748)    (20,163,839)     (5,315,506)   (62,357,376)
Cash distributions paid                                                  (4,842,601)     (2,410,118)     (1,988,726)      (553,273)
Increase (decrease) in payable for reverse repurchase agreements           (492,639)             --              --             --
                                                                      ------------------------------------------------------------
Net cash from (used in) financing activities                            299,517,577     (16,390,070)     14,976,738     38,951,631
                                                                      ------------------------------------------------------------

NET INCREASE (DECREASE) IN CASH                                          (6,114,897)         58,336      (3,465,731)      (983,879)
Cash at beginning of period                                               6,376,009             500       3,500,500        997,472
                                                                      ------------------------------------------------------------
Cash at end of period                                                 $     261,112    $     58,836    $     34,769   $     13,593
                                                                      ============================================================

----------------------------------------------------------------------------------------------------------------------------------

Non cash financing activities not included herein consist of
  reinvestment of all distributions of:                               $  15,603,974    $  3,312,826    $    519,051   $  2,002,808

Interest paid was $662,138 for TIFF Multi-Asset Fund.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         JUNE 30, 2007

1. ORGANIZATION

TIFF Investment Program, Inc. (TIP) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP currently has four active funds: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the "funds."

Investment Objectives
-------------------------------------------------------------------------------
FUND                       INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

Multi-Asset                Attain a growing stream of current income and
                           appreciation of principal that at least offsets inflation.

International Equity       Attain appreciation of principal that at least
                           offsets inflation.

US Equity Attain a growing stream of current income and appreciation of principal that at least offsets inflation.

Short-Term                 Attain as high a rate of current income as is
                           consistent with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over- the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined may be reflected in the funds' calculation of the net asset value if the funds' valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to reflect such events.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at "fair value." In accordance with these procedures, fair value of private investment interests ordinarily is based on the estimated value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. If the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to RICs and to distribute substantially all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

The Fund adopted Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, on June 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN No. 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits. Management's determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Expenses

Expenses directly attributable to a fund are charged to that fund's operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:
-------------------------------------------------------------------------------
                                         DIVIDENDS FROM NET       CAPITAL GAINS
  FUND                                    INVESTMENT INCOME       DISTRIBUTIONS
-------------------------------------------------------------------------------

  Multi-Asset                                      Quarterly         Annually
  International Equity                         Semi-annually         Annually
  US Equity                                        Quarterly         Annually
  Short-Term                                         Monthly         Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

 (i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

New Accounting Pronouncement

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statements of changes in net assets for a fiscal period.

3. FINANCIAL INSTRUMENTS

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may engage in trading financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

If a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

If a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its market exposures and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Dollar Roll Transactions

The funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security to be repurchased by the fund may decline below the repurchase price of the security.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by the fund, and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by changes in the relationship between the stated rate of interest and the return on the index. The valuation of the swap is provided by the counterparty.

Commodity Index-Linked Notes

The Multi-Asset Fund may invest in structured notes whose value is based on the price movements of commodities, including an index of commodities. The value of these notes will rise and fall in response to changes in the underlying commodities, and the amount of such response will depend upon the amount of leverage embedded in the note. These types of notes may be more or less volatile and more or less liquid than more traditional debt securities. Fluctuations in the value of these notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as net realized gains/losses.

4. INVESTMENT ADVISORY AGREEMENT, MONEY MANAGER AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

TIP's board of directors has approved investment advisory agreements with TIFF Advisory Services ("TAS"). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund's average daily net assets for the month:

---------------------------------------------------------------------------------------------------------------------------
                                                           MULTI-          INTERNATIONAL           US            SHORT-TERM
  ASSETS                                                 ASSET FUND         EQUITY FUND        EQUITY FUND          FUND
---------------------------------------------------------------------------------------------------------------------------
  On the first $500 million                                 0.20%              0.15%              0.15%             0.03%
  On the next $500 million                                  0.18%              0.13%              0.13%             0.03%
  On the next $500 million                                  0.15%              0.11%              0.11%             0.02%
  On the next $500 million                                  0.13%              0.09%              0.09%             0.02%
  On the next $500 million                                  0.11%              0.07%              0.07%             0.01%
  On the remainder (> $2.5 billion)                         0.09%              0.05%              0.05%             0.01%

TIP's board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale. Money managers who provide services to the funds and their fees as a percent of assets managed during the six months ended June 30, 2007 were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       EFFECTIVE
                                                                                       MINIMUM           MAXIMUM       FEERATE
--------------------------------------------------------------------------------------------------------------------------------
  MULTI-ASSET FUND

  Aronson+Johnson+Ortiz LP (a)                                                          0.10%             0.80%          0.35%
  KG Redding, LLC (a)                                                                   0.50%             2.50%          1.09%
  Marathon Asset Management, LLP (a)                                                    0.15%             1.60%          1.06%
  Mondrian Investment Partners Limited                                                  0.30%             0.43%          0.33%
  Smith Breeden Associates, Inc. (a)                                                    0.10%             0.85%          0.18%
  Wellington Management Company, LLP                                                    0.35%             0.45%          0.40%

  INTERNATIONAL EQUITY FUND

  Marathon Asset Management, LLP (a)                                                    0.15%             1.60%          0.64%
  Mondrian Investment Partners Limited                                                  0.33%             0.55%          0.47%

  US EQUITY FUND

  Aronson+Johnson+Ortiz LP (a)                                                          0.10%             0.80%          0.34%
  Shapiro Capital Management, LLC (a)                                                   0.50%             0.95%          0.80%
  Westport Asset Management, Inc. (a)                                                   0.15%             2.00%          0.57%

-----------
(a) Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum and maximum range, because performance fees are based on either assets or performance from a period prior to when they are accrued.

With respect to the funds' investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity's expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds' share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

TIP has designated Mr. William Vastardis as its CCO and has contracted with Vastardis Compliance Services LLC ("VCS") to provide services with respect to the monitoring of TIP's compliance program pursuant to Rule 38a-1 of the 1940 Act. For these services, TIP pays VCS a monthly fee, plus any out-of-pocket expenses. Each fund pays a pro rata portion of the fees based on its share of TIP's average monthly net assets.

Pursuant to an Operations Monitoring Agent Agreement, Vastardis Fund Services LLC earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TAS according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Each fund pays a pro rata portion of the fees based on its share of the aggregated average daily net assets of TIP and other TAS vehicles. In addition, Mr. Vastardis serves as TIP's CFO and Treasurer.

Pursuant to an Administration Agreement, State Street Bank and Trust Company ("State Street") (formerly Investors Bank & Trust Company ("IBT")) earns a fee for providing fund administration services to TIP according to the following schedule: 0.06% of the first $300 million of the average daily net assets of TIP, 0.046% thereafter up to $3 billion (0.045% for the period January 1 through March 31, 2007), and 0.04% on assets over $3 billion. State Street also serves as TIP's custodian and accounting and transfer agent. Fees paid for services rendered by State Street are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to State Street by TIP are reflected as administration fees, custodian and accounting fees, and member recordkeeping fees in the Statement of Operations.

5. INVESTMENT TRANSACTIONS

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the six months ended June 30, 2007, were as follows:

                          NON-US GOVERNMENT SECURITIES
-------------------------------------------------------------------------------
  FUND                                PURCHASES                 SALES
-------------------------------------------------------------------------------

  Multi-Asset                        $327,677,386           $175,083,170
  International Equity                 20,059,045             23,742,443
  US Equity                            38,745,154             43,382,114

                            US GOVERNMENT SECURITIES
-------------------------------------------------------------------------------
  FUND                                PURCHASES                 SALES
-------------------------------------------------------------------------------

  Multi-Asset                        $347,169,107           $234,700,910

For federal income tax purposes, the cost of securities owned at June 30, 2007, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned at June 30, 2007, for each fund are as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                     GROSS                 GROSS             NET UNREALIZED
  FUND                                            APPRECIATION          DEPRECIATION          APPRECIATION             COST
--------------------------------------------------------------------------------------------------------------------------------
  Multi-Asset                                     $287,606,842         $(14,764,731)          $272,842,111        $1,809,948,596
  International Equity                             112,768,303           (2,053,340)           110,714,963           206,774,070
  US Equity                                         51,746,326           (4,391,795)            47,354,531           205,342,614
  Short-Term                                            24,302                    --                24,302           130,419,777

6. FEDERAL TAX INFORMATION

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax- basis balances have not been determined as of June 30, 2007.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities and asset-backed securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at June 30, 2007 were as follows:
-------------------------------------------------------------------------------
                                                                      FACE
  DESCRIPTION                                                         VALUE
-------------------------------------------------------------------------------

  MULTI-ASSET FUND
  JP Morgan Chase & Co., 4.70%, dated 06/21/07, to be repurchased
    on 07/17/07, at $28,397,889 (a)                                 $28,320,300

  Average balance outstanding*                                      $28,989,148

  Average interest rate                                                   4.80%

  Maximum face value outstanding                                    $31,825,185

--------
  * Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.
(a) Reverse repurchase agreement has an open maturity date and the interest rate resets every one to three days. The Fund may terminate the agreement at any time without penalty. Interest rate and maturity date disclosed are as of June 30, 2007.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

8. CAPITAL SHARE TRANSACTIONS

The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS's discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions.

9. DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the respective money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

10. CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to, repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds' investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

11. FUNDAMENTAL MEMBERS

The schedule below shows the number of members each owning 25% or more of a fund and the total percentage of the fund held by such members as of June 30, 2007.
-------------------------------------------------------------------------
  FUND                                  NUMBER             % OF FUND HELD
-------------------------------------------------------------------------
  International Equity                   1(a)                    43

--------
(a) A Director of the Fund serves as an officer of this member.

From time to time, a fund may have members that hold significant portions of the respective fund's outstanding shares. Investment activities of such members could have a material impact on those funds.

12. INDEMNIFICATIONS

In the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is dependent on future claims that may be made against the funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

13. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors selected Ernst & Young LLP ("E&Y") to serve as the funds' independent registered public accounting firm for the Fund's fiscal year ended December 31, 2006. The decision to select E&Y was recommended by TIP's Audit Committee and was approved by TIP's Board of Directors on September 18, 2006. Upon being informed of the Audit Committee's recommendation as to the selection of E&Y, PricewaterhouseCoopers LLP ("PwC") respectfully offered its resignation as the Funds' independent registered public accounting firm. During the funds' fiscal years ended December 31, 2005 and December 31, 2004, neither TIP, the funds, nor anyone on their behalf consulted with E&Y on any items which (i) concerned the application on accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by TIP or the Board with the performance of the funds' former independent registered public accounting firm, PwC. PwC's reports on the funds' financial statements for the fiscal years ended December 31, 2005 and December 31, 2004 contained no adverse opinion of disclaimer or opinion nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the funds' fiscal years ended December 31, 2005 and December 31, 2004, and through September 18, 2006, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)                                JUNE 30, 2007

PROXY VOTING POLICY AND VOTING RECORD

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF's website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission ("SEC") at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.

QUARTERLY REPORTING

TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. TIP's Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP's portfolio holdings are available on a monthly basis on the TIFF website at http://www.tiff.org.

-------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AND MONEY MANAGER AGREEMENTS  JUNE 30, 2007

At a meeting held on June 11, 2007, the board evaluated the renewal of the investment advisory agreement between each of the TIP funds and TAS (as the advisor) and the money manager agreements between each of TIFF Multi-Asset Fund, TIFF International Equity Fund, and TIFF US Equity Fund and the money managers (as sub-advisors). The board had requested and received information from TAS and the money managers in advance of the meeting, which the independent directors reviewed separately in executive session with their independent counsel prior to the meeting. The information obtained in advance from TAS and the money managers included information regarding the following topics:

PERSONNEL AND SERVICES
Investment Strategies
Material Changes Relevant to Provision of Services
Portfolio Holdings Disclosure

PORTFOLIO MANAGEMENT AND PERFORMANCE
Information Relied upon in Provision of Services Performance Information (historical returns for each manager and its benchmark)

BROKERAGE PRACTICES
Allocation Methodology
Best Execution
Consistency of Commission Rates
Commission Recapture Programs

FEES AND EXPENSES
Benefits Derived from Advisory/Subadvisory Relationship
Expense Ratio Comparison
Economies of Scale

COMPLIANCE AND ADMINISTRATION
Adoption of Compliance Program
Chief Compliance Officer
Compliance with Portfolio Investment Policies and Regulatory Requirements Compliance Issues in the Past Year
Regulatory Examinations
Substantive Litigation
Governmental Inquiries
Financial Impairment
Codes of Ethics
Business Continuity Plan

In addition, the board considered the following: (i) memoranda from counsel setting forth the board's fiduciary duties and responsibilities under the 1940 Act and the factors the board should consider in its evaluation of the advisory agreements (collectively, the "15(c) Memoranda"); (ii) a Lipper report comparing each fund's advisory fees and expenses to those of its peer group;
(iii) an overview prepared by Lipper of services provided by fund company management; (iv) a report comparing the performance of each fund to the performance of its applicable benchmark; (v) additional information from TAS regarding the fees charged by TAS to each fund; (vi) additional information detailing the individual portfolio managers and fee schedule for each money manager; (vi) the most recent quarterly TIP Manager Monitor for TAS and each money manager; (vii) ten highest aggregate brokerage commissions report by manager for the year ended December 31, 2006; and (viii) TAS financial statements.

Nature, Extent, and Quality of Services

The board considered a number of factors in evaluating TAS and the money managers. It noted that information received at regular meetings throughout the year related to the services rendered by the advisor and money managers concerning the management of the funds' affairs. The board's evaluation of the services provided by TAS and the money managers took into account the board's knowledge and familiarity gained as board members, including the scope and quality of TAS's investment management capabilities in selecting money managers, allocating fund assets across managers and asset classes, managing certain asset types in-house (e.g., TIPS, Treasuries, futures contracts, and derivatives), and its compliance responsibilities. The board also considered each money manager's skills and experience in managing the underlying portfolios given the particular universe of asset types available to the manager, its trading acumen, and performance tendencies in various market cycles. The board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the advisory agreements with TAS and each of the money managers.

TIFF Multi-Asset Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed Multi-Asset Fund's performance against its benchmarks (the MAF Constructed Benchmark, based on the normal allocation to each asset class; CPI plus 5% per annum; and MSCI All Country World Index ("MSCI ACWI"), the fund's SEC-required benchmark) and considered TAS's implementation of the fund's investment strategy across multiple asset classes and money managers. For periods ended December 31, 2006, the fund's returns exceeded or were in line with the benchmarks over the trailing five- and ten-year and since inception periods, and, while slightly trailing the MAF Constructed Benchmark (when including the effects of entry and exit fees levied by the fund) and the MSCI ACWI for the one-year period, the fund remained well ahead of CPI + 5% per annum. The board also noted that the fund outperformed the Lipper Global Flexible Portfolio Funds Average over all periods.

The board also reviewed the fees and expenses of Multi-Asset Fund against the fund's peer group, represented by Lipper's Global Flexible Portfolio Funds, noting that the net advisory expense and reported total expenses of the fund were well below both the peer group median and peer group average. The board noted that TAS's fee schedule and the fee schedule of at least one money manager included breakpoints enabling the fund to benefit from economies of scale. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers' interests with those of shareholders.

TIFF International Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed International Equity Fund's performance against its benchmark, MSCI All Country World ex US Index, and considered TAS's implementation of the fund's investment strategy across multiple money managers. Through December 31, 2006, the fund had outperformed its benchmark and the Lipper International Average over the trailing one-, five-, and ten-year and since inception periods.

The board reviewed the fees and expenses of International Equity Fund against the fund's peer group, represented by Lipper's International Multi-Cap Value Funds, noting that the net advisory expense and reported total expenses of the fund were well below both the peer group median and peer group average. The board noted that TAS's fee schedule and the fee schedule of at least one money manager included breakpoints that would enable the fund to benefit from economies of scale should fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers' interests with those of shareholders.

TIFF US Equity Fund Performance, Fees, and Expenses (including Potential Economies of Scale)

The board reviewed US Equity Fund's performance against its benchmark, Dow Jones Wilshire 5000 Composite Index, and considered TAS's implementation of the fund's investment strategy across multiple money managers. Through December 31, 2006, the fund had outperformed its benchmark over the trailing one-, five-, and ten-year and since inception periods.

The board reviewed fees and expenses of US Equity Fund against the fund's peer group, represented by Lipper's Multi-Cap Core Funds, noting that the net advisory expense and reported total expenses of the fund were well below both the peer group median and peer group average. The board noted that TAS's fee schedule included breakpoints that would enable the fund to benefit from economies of scale should fund assets grow. Certain other money managers received performance-based fees, which the board felt appropriately aligned the money managers' interests with those of shareholders.

TIFF Short-Term Fund Performance, Fees, and Expenses

The board reviewed Short-Term Fund's performance against its benchmarks (Merrill Lynch 6-Month Treasury Bill Index (the "Index") and the same Index less 50 basis points per annum) and considered TAS's internal management of the fund since 2004. The fund slightly underperformed the Index, which does not reflect any fees or expenses, over the trailing one-, five-, and ten-year and since inception periods (through December 31, 2006). However, the fund outperformed the Index less 50 bp per annum over the same periods. These results were consistent with the board's expectations of the fund's performance relative to each benchmark.

The board reviewed fees and expenses of Short-Term Fund against the fund's peer group, represented by Lipper's Ultra-Short Obligation Funds, noting that the net advisory expense and reported total expenses of the fund were well below both the peer group median and peer group average. The board noted that TAS's fee schedule included breakpoints that would enable the fund to benefit from economies of scale should fund assets grow.

Money Managers

The board then considered each money manager, reviewing absolute and relative performance, portfolio managers, fee schedule (and, in the case of Marathon Asset Management, a proposed amendment to the calculation of the performance fees payable to Marathon by Multi-Asset Fund), expectations for the asset class in which the manager invested, benchmark, manager monitor, and responses to the questionnaire distributed in advance of the meeting. The following managers for each fund were reviewed in turn:

MULTI-ASSET FUND                    Aronson+Johnson+Ortiz LP
                                    S&P 500 Index

                                    Marathon Asset Management, LLP
                                    MSCI All Country World Index

                                    Mondrian Investment Partners Limited
                                    MSCI All Country World Index

                                    KG Redding, LLC
                                    Morgan Stanley REIT Index

                                    Smith Breeden Associates, Inc.
                                    Weighted average of the Citigroup 10-year
                                    Treasury Index and the 10-year US Treasury
                                    Inflation Protected Security Index

                                    Wellington Management Company, LLP
                                    Resource-Related Sectors of the MSCI World
                                    Index

INTERNATIONAL EQUITY FUND           Marathon Asset Management, LLP
                                    MSCI All Country World ex US Index

                                    Mondrian Investment Partners Limited
                                    MSCI All Country World ex US Index

US EQUITY FUND                      Aronson+Johnson+Ortiz LP
                                    S&P 500 Index

                                    Shapiro Capital Management LLC
                                    Russell 2000 Index

                                    Westport Asset Management, Inc.
                                    Russell 2000 Index


Conclusion of Investment Advisor and Money Manager Agreement Reviews

After questions from the board and further discussion, the board voted to re-approve each fund's investment advisory agreement with TAS as well as Multi-Asset Fund's, International Equity Fund's, and US Equity Fund's money manager agreements. The board based its evaluation on the material factors presented to it at this meeting and discussed above, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory and money manager fees (including the proposed amendment to the calculation of the performance fees payable to Marathon by Multi-Asset Fund) in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers in connection with providing services to the funds; (iii) the nature, quality, cost, and extent of the services performed by TAS and each of the money managers; (iv) the fees charged by TAS and each of the money managers; and (v) the overall organization and experience of TAS and each of the money managers. In arriving at its decision, the board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together. In addition, the board considered the profitability of TAS as the investment advisor and the likelihood that TAS would remain financially viable moving forward. The board did not specifically consider the profitability of each money manager resulting from its relationship with the fund because none of the money managers was affiliated with TAS or any TIP fund except by virtue of serving as a money manager, and the fees between each money manager and TIP were negotiated on an arms-length basis in a competitive marketplace. With respect to Government Bond Fund, at the meeting on June 11, 2007, the board of directors voted to cease fund operations prior to June 30, 2007. Therefore, no action was taken with respect to the investment advisory or money manager agreements for the fund and such agreements terminated automatically at June 30 in accordance with their terms.

-------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

The board of directors of TIP comprises experienced institutional investors, including the chief investment officers of leading endowments and foundations. Among responsibilities of the board of directors are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new directors; and electing TIP officers.

Each director services the fund until his or her termination; or until the director's retirement, resignation, or death; or otherwise as specified in TIP's Bylaws. The table on these two pages shows information for each director and executive officer of the fund. The mailing address of the directors and officers is Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA, 19428.

The SAI (Statement of Additional Information) has additional information regarding the board of directors. A copy is available by calling 800-984-0084. This information is also available upon request without charge on the website of the US Securities and Exchange Commission at http://www.sec.gov.

INDEPENDENT DIRECTORS

SUZANNE BRENNER
-------------------------------------------------------------------------------
Born 1958                           Principal Occupation(s) During the Past
Director since July 2003            Five Years: Chief Investment Officer, The
4 funds overseen                    Metropolitan Museum of Art (2007-present)
                                    (Deputy CIO and Associate Treasurer prior thereto).

HARRY N. HOFFMAN III
-------------------------------------------------------------------------------
Born 1955                           Principal Occupation(s) During the Past
Director since May 2001             Five Years: Treasurer and CIO, Mayo Clinic.
4 funds overseen                    Other Directorships: TIFF Education
                                    Foundation

SHERYL L. JOHNS
-------------------------------------------------------------------------------
Born 1956                           Principal Occupations(s) During the Past
Board Chair since June 2003         Five Years: Executive Vice President,
Director since April 1996           Houston Endowment Inc. Other Directorships:
4 funds overseen                    TIFF Education Foundation

INTERESTED DIRECTOR

WILLIAM H. MCLEAN
-------------------------------------------------------------------------------
Born 1955                           Principal Occupation(s) During the Past
Director since March 2000           Five Years: Vice President and CIO,
4 funds overseen                    Northwestern University. Other
                                    Directorships: TIFF Advisory Services, Inc.

-------------------------------------------------------------------------------

PRINCIPAL OFFICERS

RICHARD J. FLANNERY
-------------------------------------------------------------------------------
Born 1957                           Principal Occupation(s) During the Past
President and CEO                   Five Years: CEO, TIFF Advisory Services,
since September 2003                Inc. (2004-present). President and CEO,
                                    TIFF Investment Program Inc.
                                    (2003-present). Executive Vice President,
                                    Delaware Investments (1998-2002). Other
                                    Directorships: TIFF Advisory Services, Inc.

DAVID A. SALEM
-------------------------------------------------------------------------------
Born 1956                           Principal Occupation(s) During the Past
Vice President and CIO              Five Years: President/Chief Investment
since December 2002                 Officer, TIFF Advisory Services, Inc.
(President prior thereto)           (1993-present) (CEO 1993-2004). Other
                                    Directorships: TIFF Advisory Services,
                                    Inc., TIFF Eduction Foundation.

RICHELLE S. MAESTRO
-------------------------------------------------------------------------------
Born 1957                           Principal Occupation(s) During the Past
Vice President and Chief            Five Years: Vice President/General Counsel,
Legal Officer                       TIFF Advisory Services, Inc.
since March 2006                    (2005-present). Executive Vice
                                    President/General Counsel, Delaware
                                    Investments (2003-2005). Senior Vice
                                    President/ Deputy General Counsel, Delaware
                                    Investments (1999-2003).

DAWN I. LEZON
-------------------------------------------------------------------------------
Born 1965                           Principal Occupation(s) During the Past
Vice President, Assistant           Five Years: Vice President/ Treasurer, TIFF
Treasurer                           Advisory Services, Inc. (2006-present).
since September 2006                Partner, Crane, Tonelli, Rosenberg & Co.,
                                    LLP, public accounting firm (1998-2006).

KELLY A. LUNDSTROM
-------------------------------------------------------------------------------
Born 1964                           Principal Occupation(s) During the Past
Vice President                      Five Years: Vice President, TIFF Advisory
since September 2006                Services, Inc. (2006-present). Investment
                                    Operations Consulting (2000-2003).
                                    Investment Operations, Howard Hughes
                                    Medical Institute (1989-2000).

TINA M. LEITER
-------------------------------------------------------------------------------
Born 1966                           Principal Occupation(s) During the Past
Secretary                           Five Years: Secretary and Chief Compliance
since June 2003                     Officer (2004-present), Investment
                                    Operations and Compliance, prior thereto,
                                    TIFF Advisory Services, Inc.

WILLIAM E. VASTARDIS
-------------------------------------------------------------------------------
Born 1955                           Principal Occupation(s) During the Past
CCO since June 2003                 Five Years: President, Vastardis Fund
CFO since December 2002             Services LLC (2003-present). President,
Treasurer since January 1994        Vastardis Compliance Services LLC
                                    (2004-present). Mananging Director,
                                    Investors Capital Services, Inc. (formerly
                                    AMT Capital Services, Inc.) (1992-2003).

-------------------------------------------------------------------------------
                            TIFF INVESTMENT PROGRAM

ADVISOR
TIFF Advisory Services, Inc.
Four Tower Bridge
200 Barr Harbor Drive, Suite 100
West Conshohocken, PA 19428
phone             610-684-8000
fax               610-684-8210

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

FUND DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

FUND COUNSEL
Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
2 Commerce Square
Suite 4000
2001 Market Street
Philadelphia, PA 19103


MONEY MANAGERS

TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz LP
Canyon Capital Advisors LLC
Convexity Capital Management LP
Farallon Capital Management, LLC
Freeman Associates Investment Management LLC
Joho Capital, LLC Lansdowne Partners Limited Lone Pine Capital LLC Marathon Asset Management, LLP Maverick Capital, Ltd.
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group
KG Redding, LLC
Regiment Capital Management, LLC
Sleep, Zakaria & Company, Ltd.
Smith Breeden Associates, Inc.
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC
Wellington Management Company, LLP

TIFF International Equity Fund
Convexity Capital Management LP
Lansdowne Partners Limited
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
TIFF Advisory Services, Inc.
Toscafund Asset Management LLC

TIFF US Equity Fund
Adage Capital Management, LP
Aronson+Johnson+Ortiz LP
Freeman Associates Investment Management LLC Shapiro Capital Management LLC TIFF Advisory Services, Inc.
Westport Asset Management, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.


Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting TIFF's website at www.tiff.org. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

ITEM  2. CODE OF ETHICS

         Not applicable to this filing.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM  6. SCHEDULE OF INVESTMENTS.

         Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM  8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30-3(c))) (the "1940 Act") were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

         (a)(1) Code of Ethics is not applicable to this filing.

         (a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

         (a)(3) Not applicable to this filing.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the
         Securities Exchange Act of 1934 (17 CFR 240.13a - 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        (Registrant)            TIFF Investment Program, Inc.


By (Signature and Title)        /s/ Richard J. Flannery
                                -----------------------------------------------
                                Richard J. Flannery, President and
                                Chief Executive Officer

Date
                                -----------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ Richard J. Flannery
                                -----------------------------------------------
                                Richard J. Flannery, President and
                                Chief Executive Officer

Date
                                -----------------------------

By (Signature and Title)        /s/ William E. Vastardis
                                -----------------------------------------------
                                William E. Vastardis, Treasurer and
                                Chief Financial Officer

Date
                                -----------------------------